PUTNAM CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                                    [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Putnam Capital Manager Variable Life. Please read it carefully.

Putnam Capital Manager Variable Life is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.

The following Sub-Accounts are available under the Policy:

- PUTNAM AMERICAN GOVERNMENT INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT American Government Income Fund of Putnam Variable Trust

- PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Diversified Income Fund of Putnam Variable Trust

- PUTNAM THE GEORGE PUTNAM FUND OF BOSTON SUB-ACCOUNT which purchases Class IA shares of Putnam VT The George Putnam Fund of Boston of Putnam Variable Trust

- PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT which purchases Class IA shares of Putnam VT Global Asset Allocation Fund of Putnam Variable Trust

- PUTNAM GLOBAL EQUITY SUB-ACCOUNT (formerly Putnam Global Growth Sub-Account) which purchases Class IA shares of Putnam VT Global Equity Fund of Putnam Variable Trust

- PUTNAM GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth and Income Fund of Putnam Variable Trust

- PUTNAM GROWTH OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Growth Opportunities Fund of Putnam Variable Trust

- PUTNAM HEALTH SCIENCES SUB-ACCOUNT which purchases Class IA shares of Putnam VT Health Sciences Fund of Putnam Variable Trust

- PUTNAM HIGH YIELD SUB-ACCOUNT which purchases Class IA shares of Putnam VT High Yield Fund of Putnam Variable Trust

- PUTNAM INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT (formerly Putnam International Growth Sub-Account) which purchases Class IA shares of Putnam VT International Equity Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT International Growth and Income Fund of Putnam Variable Trust

- PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT International New Opportunities Fund of Putnam Variable Trust

- PUTNAM INVESTORS SUB-ACCOUNT which purchases Class IA shares of Putnam VT Investors Fund of Putnam Variable Trust

- PUTNAM MONEY MARKET SUB-ACCOUNT which purchases Class IA shares of Putnam VT Money Market Fund of Putnam Variable Trust

- PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Opportunities Fund of Putnam Variable Trust

- PUTNAM NEW VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT New Value Fund of Putnam Variable Trust

- PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT which purchases Class IA shares of Putnam VT OTC & Emerging Growth Fund of Putnam Variable Trust

- PUTNAM RESEARCH SUB-ACCOUNT which purchases Class IA shares of Putnam VT Research Fund of the Putnam Variable Trust

- PUTNAM SMALL CAP VALUE SUB-ACCOUNT which purchases Class IA shares of Putnam VT Small Cap Value Fund of Putnam Variable Trust

- PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT which purchases Class IA shares of Putnam VT Utilities Growth and Income Fund of Putnam Variable Trust

- PUTNAM VISTA SUB-ACCOUNT which purchases Class IA shares of Putnam VT Vista Fund of Putnam Variable Trust

- PUTNAM VOYAGER SUB-ACCOUNT which purchases Class IA shares of Putnam VT Voyager Fund of Putnam Variable Trust

If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.

You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's web site at http://www.sec.gov.

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 1, 2003

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                21
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        22
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              23
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.

RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.

CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will teminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty. Surrenders may also be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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FEE TABLE

The following tables describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Surrender               When you fully or         Maximum Charge
Charges (1)             partially surrender       7.5% of the amount surrendered.
                        your policy.
Unamortized Tax         Upon surrender or         Maximum Charge
Charge (2)              partial surrender of      2.25% of the Account Value.
                        the policy.

(1) The Surrender Charge is a percentage of the amount surrendered and varies depending on the Policy Year during which the surrender is made. The Surrender Charge declines to 0% over the first ten Policy Years as follows:
    7.5%, 7.5%, 7.5%, 6%, 6%, 4%, 4%, 2%, 2%, 0%.

(2) The Unamortized Tax Charge is a percentage of the Account Value and varies depending on the Policy Year during which the surrender is made. The Unamortized Tax Charge declines to 0% over the first ten Policy Years as follows: 2.25%, 2.00%, 1.75%, 1.50%, 1.25%, 1.00%, 0.75%, 0.50%, 0.25%,
    0.00%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge
Charges (3)                                       $0.68 per $1,000 net amount at
                                                  risk for a 10-year-old female
                                                  non-smoker in the first year
                                                  Maximum Charge
                                                  $239.08 per $1,000 net amount at
                                                  risk for a 90-year-old male
                                                  smoker in the first year
                                                  Charge for a representative
                                                  insured
                                                  $14.26 per $1,000 net amount at
                                                  risk for a 65-year-old female
                                                  non-smoker in the first year.
Mortality and Expense   Monthly.                  .90% (annualized) of Sub-Account
Risk Charge                                       Value
Tax Expense Charge      Monthly.                  .40% (annualized) of Account
                                                  Value for Policy Years 1-10
Annual Maintenance      On Policy Anniversary     $30.00
Fee                     Date or upon surrender
                        of the policy.
Administrative Charge   Monthly.                  .40% (annualized) of Sub-Account
                                                  Value
Loan Interest           Monthly if you have       6%
Rate (4)                taken a loan on your
                        policy.

(3) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(4) Loan Accounts are credited with interest at an annual rate of 4%. Preferred Loan Accounts are credited with interest at an annual rate of 6%.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The first table shows the minimum and maximum fees and expenses charged by any of the Funds. The second table shows the actual fees and expenses charged by each Fund for the end of the last fiscal year. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.48%      1.27%
---------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                    (As a percentage of average net assets)

                                                                                 TOTAL ANNUAL FUND
                                                  MANAGEMENT FEES OTHER EXPENSES OPERATING EXPENSES
 --------------------------------------------------------------------------------------------------
 Putnam VT American Government Income Fund             0.65%          0.09%            0.74%
 --------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                     0.69%          0.13%            0.82%
 --------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston            0.64%          0.11%            0.75%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                0.69%          0.22%            0.91%
 --------------------------------------------------------------------------------------------------
 Putnam VT Global Equity Fund                          0.75%          0.14%            0.89%
 --------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                      0.48%          0.04%            0.52%
 --------------------------------------------------------------------------------------------------
 Putnam VT Growth Opportunities Fund                   0.70%          0.26%            0.96%
 --------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund                        0.70%          0.13%            0.83%
 --------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                             0.68%          0.10%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT Income Fund                                 0.59%          0.09%            0.68%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Equity Fund                   0.77%          0.22%            0.99%
 --------------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund        0.80%          0.20%            1.00%
 --------------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund        1.00%          0.27%            1.27%
 --------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund                              0.63%          0.09%            0.72%
 --------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                           0.40%          0.08%            0.48%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                      0.57%          0.06%            0.63%
 --------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                              0.69%          0.09%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund                  0.70%          0.20%            0.90%
 --------------------------------------------------------------------------------------------------
 Putnam VT Research Fund                               0.65%          0.13%            0.78%
 --------------------------------------------------------------------------------------------------
 Putnam VT Small Cap Value Fund                        0.80%          0.12%            0.92%
 --------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund            0.69%          0.10%            0.79%
 --------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                  0.64%          0.10%            0.74%
 --------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                0.54%          0.06%            0.60%
 --------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                       EFFECTIVE
                                        DATE OF
           RATING AGENCY                 RATING        RATING              BASIS OF RATING
----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             3/10/03     A+          Financial strength
----------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/31/02     AA-         Financial security characteristics
----------------------------------------------------------------------------------------------------
 Fitch                                  10/30/02     AA          Claims paying ability
----------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford.

THE FUNDS

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectus for the Funds, and the Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND -- Seeks high current income with preservation of capital as its secondary objective. The fund pursues its goal by investing mainly in U.S. government bonds, although it may also invest in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality. Under normal circumstances, the fund invests at least 80% of its net assets in U.S. government securities and may invest up to 20% of net assets in mortgage-backed securities that are privately issued and not supported by the credit of any government agency or instrumentality.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND (formerly Putnam VT Global Growth Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT GROWTH OPPORTUNITIES FUND -- Seeks capital appreciation. The fund pursues its goal by investing in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND (formerly Putnam VT International Growth
Fund) -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management thinks have the greatest potential for capital appreciation with stock prices that reflect a value lower than that which Putnam Management places on the company, or whose earnings Putnam Management believes are likely to grow over time.

PUTNAM VT SMALL CAP VALUE FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the fund invests at least 80% of net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

The Funds are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

Subject to the general oversight of the Trustees of Putnam Variable Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See "Lapse and Reinstatement."

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.

EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $30,000
Insured's attained age = 40
Minimum Coverage Amount percentage for age 40 = 150%

On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.

Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value a charge equal to an annual rate of 0.90%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- During the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR     RATE
----------------------
     1         2.25%
----------------------
     2         2.00%
----------------------
     3         1.75%
----------------------
     4         1.50%
----------------------
     5         1.25%
----------------------
     6         1.00%
----------------------
     7         0.75%
----------------------
     8         0.50%
----------------------
     9         0.25%
----------------------
    10+        0.00%
----------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.40%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2 and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE OR SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts.

LIMITATIONS ON TRANSFERS OF ACCOUNT VALUE -- This Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Policy. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Policy Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the procedure to your Policy during each Policy Year.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until the anniversary of your next policy date if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Policy Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter notifying you that your transfer privileges have been restricted or terminated, as applicable, until the anniversary of your next policy date.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate. We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY

LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Putnam Money Market Sub-Account.

We will then allocate the Account Value in the Putnam Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

EXAMPLES                            A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under the your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------
option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations."

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or
100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the -Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of obtaining a loan against the policy see "Federal Tax Considerations."

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement
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premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.

The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LAST SURVIVOR POLICIES

Although we believe that the last survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor policy will meet the Section 7702 definition of a life insurance contract.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a Policy Owner's Account Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the policy prior to the Insured's death. If the policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Policy Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Since this policy is a modified endowment contract, partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the Policy Owner for federal income tax purposes to the extent of any earnings in the policy, as described below.

MODIFIED ENDOWMENT CONTRACTS

A modified endowment contract ("MEC") is a life insurance contract that either:
(i) satisfies the definition of life insurance in Section 7702 but fails the "seven-pay" test of Section 7702A or (ii) is exchanged for a MEC. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the policy will generally be treated as a MEC for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new policy to be treated as a MEC if no additional premiums are paid.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

ESTATE GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the policy. If the Policy Owner was not the last surviving Insured, the fair market value of the policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from
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your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the Policy Owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code
Section 7872 (relating to below-market-interest-rate loans) or Code
Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Policy Owner, such amounts will be generally subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for
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purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, results of operations or cash flows of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million. Hartford Life and ICMG have moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

OTHER MATTERS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Poli-

cies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative, or call us at 1-800-231-5453.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

811-08770

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER VARIABLE LIFE
SEPARATE ACCOUNT FIVE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 1, 2003
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2003

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
 GENERAL INFORMATION AND HISTORY                                           3
 -----------------------------------------------------------------------------
 SERVICES                                                                  3
 -----------------------------------------------------------------------------
 EXPERTS                                                                   3
 -----------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                              4
 -----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                      4
 -----------------------------------------------------------------------------
 PERFORMANCE DATA                                                          5
 -----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 -----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The financial statements for the year ended December 31, 2002 included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2002, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DISTRIBUTION OF THE POLICIES

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.

Hartford has paid no underwriting commissions for its role as Principal Underwriter to HSD.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Unismoker, Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

The following table shows the performance history of the underlying Funds of the policy as of the period indicated.

                      PUTNAM CAPITAL MANAGER VARIABLE LIFE
                      UNDERLYING FUND PERFORMANCE HISTORY
                            AS OF DECEMBER 31, 2002

                                            FUND
                                          INCEPTION                                                                    SINCE
SUB-ACCOUNT                                 DATE          1 YEAR           3 YEAR           5 YEAR      10 YEAR      INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income
 Fund                                    01/31/2000             9.16%             N/A             N/A      N/A              9.60%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund        09/15/1993             6.20%            3.34%           2.06%     N/A              4.54%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
 Boston                                  05/01/1998            -8.57%            0.38%            N/A      N/A              0.89%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund   02/01/1988           -12.36%           -8.60%          -0.61%    6.72%             7.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund             05/01/1990           -22.16%          -27.24%          -3.79%    5.30%             4.70%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund         02/01/1988           -18.79%           -6.25%          -0.69%    8.65%            10.50%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund      01/31/2000           -29.38%             N/A             N/A      N/A            -29.44%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund           05/01/1998           -20.21%           -3.69%            N/A      N/A             -1.34%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                02/01/1988            -0.54%           -1.84%          -1.16%    5.48%             7.00%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                    02/01/1988             8.09%            7.88%           5.88%    6.74%             7.75%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund      01/02/1997           -17.52%          -15.91%           2.47%     N/A              4.64%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
 Income Fund                             01/02/1997           -13.67%          -11.46%          -0.76%     N/A              2.35%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
 Opportunities Fund                      01/02/1997           -13.46%          -27.57%          -2.27%     N/A             -1.92%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                 05/01/1998           -23.68%          -22.30%            N/A      N/A             -7.24%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund              02/01/1988             1.46%            3.81%           4.30%    4.39%             5.09%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund         05/02/1994           -30.29%          -28.82%          -5.35%     N/A              5.71%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                 01/02/1997           -15.44%            2.38%           2.72%     N/A              5.06%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund     05/01/1998           -32.06%          -43.42%            N/A      N/A            -17.26%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                  10/01/1998           -22.06%          -14.59%            N/A      N/A             -1.22%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund           05/03/1999           -18.06%            6.54%            N/A      N/A              6.30%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income
 Fund                                    05/01/1992           -23.83%          -11.30%          -4.45%    4.95%             5.31%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                     01/02/1997           -30.38%          -23.64%          -4.05%     N/A              0.04%
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                   02/01/1988           -26.34%          -21.77%          -1.19%    8.55%            11.22%
---------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE

We have audited the accompanying statement of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account Five comprising the Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio, Universal Institutional Funds, Inc. Emerging Markets Debt Portfolio, Universal Institutional Funds, Inc Emerging Markets Equity Portfolio, Universal Institutional Funds, Inc. High Yield Portfolio, Universal Institutional Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Select Dimensions American Opportunities Portfolio, Morgan Stanley Select Dimensions Balanced Growth Portfolio, Morgan Stanley Select Dimensions Capital Opportunities Portfolio, Morgan Stanley Select Dimensions Developing Growth Portfolio, Morgan Stanley Select Dimensions Diversified Income Portfolio, Morgan Stanley Select Dimensions Dividend Growth Portfolio, Morgan Stanley Select Dimensions Global Equity Portfolio, Morgan Stanley Select Dimensions Growth Portfolio, Morgan Stanley Select Dimensions Money Market Portfolio, Morgan Stanley Select Dimensions Utilities Portfolio, Morgan Stanley Select Dimensions Value-Added Market Portfolio, Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Van Kampen Life Investment Trust Enterprise Portfolio, and the Van Kampen Life Investment Trust Growth and Income Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account Five as of December 31, 2002, the results of their operations and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Growth and Income HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund sub-accounts) (collectively, the Account) as of
December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                               HLS FUND         HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
ASSETS
  Investments
    Number of Shares.....       3,302,440        1,117,771       2,048,761
                              ===========      ===========     ===========
    Cost.................     $80,363,812      $12,156,460     $90,810,946
                              ===========      ===========     ===========
    Market Value.........     $64,704,444      $13,360,228     $64,947,245
                              ===========      ===========     ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                --             --
  Receivable from fund
   shares sold...........              76               66             242
  Other assets...........             109               34        --
                              -----------      -----------     -----------
  Total Assets...........      64,704,629       13,360,328      64,947,487
                              -----------      -----------     -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............              76               66             242
  Payable for fund shares
   purchased.............        --                --             --
  Other liabilities......        --                --                1,206
                              -----------      -----------     -----------
  Total Liabilities......              76               66           1,448
                              -----------      -----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $64,704,553      $13,360,262     $64,946,039
                              ===========      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           HARTFORD DIVIDEND     HARTFORD                          HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH
                              AND GROWTH      GLOBAL ADVISERS  HARTFORD GLOBAL  GLOBAL LEADERS    TECHNOLOGY       AND INCOME
                               HLS FUND          HLS FUND        HEALTH HLS        HLS FUND        HLS FUND         HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  --------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares.....       2,148,482          463,251          117,007          307,652        124,980           306,347
                              ===========       ==========       ==========       ==========       ========        ==========
    Cost.................     $37,111,327       $5,415,216       $1,486,945       $5,360,816       $999,305        $3,981,597
                              ===========       ==========       ==========       ==========       ========        ==========
    Market Value.........     $32,422,293       $4,241,493       $1,393,769       $3,538,025       $377,429        $2,695,289
                              ===========       ==========       ==========       ==========       ========        ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                     27          --               --             --                --
  Receivable from fund
   shares sold...........               9          --               --                    27        --                --
  Other assets...........             209          --                     3          --             --                     11
                              -----------       ----------       ----------       ----------       --------        ----------
  Total Assets...........      32,422,511        4,241,520        1,393,772        3,538,052        377,429         2,695,300
                              -----------       ----------       ----------       ----------       --------        ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............               9          --               --                    27        --                --
  Payable for fund shares
   purchased.............        --                     27          --               --             --                --
  Other liabilities......        --                     71          --                     7              2           --
                              -----------       ----------       ----------       ----------       --------        ----------
  Total Liabilities......               9               98          --                    34              2           --
                              -----------       ----------       ----------       ----------       --------        ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $32,422,502       $4,241,422       $1,393,772       $3,538,018       $377,427        $2,695,300
                              ===========       ==========       ==========       ==========       ========        ==========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
ASSETS
  Investments
    Number of Shares.....     143,134
                           ==========
    Cost.................  $1,327,623
                           ==========
    Market Value.........  $1,214,873
                           ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........          15
  Other assets...........           2
                           ----------
  Total Assets...........   1,214,890
                           ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............          15
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           ----------
  Total Liabilities......          15
                           ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $1,214,875
                           ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                                             HARTFORD
                                           INTERNATIONAL
                           HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ---------------
ASSETS
  Investments
    Number of Shares.....       501,253       1,341,139         624,092
                            ===========     ===========     ===========
    Cost.................   $12,865,162     $18,448,004     $12,847,136
                            ===========     ===========     ===========
    Market Value.........   $11,758,029     $10,273,089     $11,192,545
                            ===========     ===========     ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --             --
  Receivable from fund
   shares sold...........       --              --             --
  Other assets...........       --              --                   45
                            -----------     -----------     -----------
  Total Assets...........    11,758,029      10,273,089      11,192,590
                            -----------     -----------     -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --             --
  Payable for fund shares
   purchased.............       --              --             --
  Other liabilities......           100              96        --
                            -----------     -----------     -----------
  Total Liabilities......           100              96        --
                            -----------     -----------     -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $11,757,929     $10,272,993     $11,192,590
                            ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                       UNIVERSAL
                                                                                     INSTITUTIONAL     UNIVERSAL
                                          HARTFORD                                    FUNDS, INC.    INSTITUTIONAL
                             HARTFORD     MORTGAGE      HARTFORD                       CORE PLUS      FUNDS, INC.
                           MONEY MARKET  SECURITIES   SMALL COMPANY  HARTFORD STOCK  FIXED INCOME   EMERGING MARKETS
                             HLS FUND     HLS FUND      HLS FUND        HLS FUND     PORTFOLIO (1)   DEBT PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  -------------  --------------  -------------  ----------------
ASSETS
  Investments
    Number of Shares.....   18,858,032      469,512       535,005       1,249,284         9,028           4,289
                           ===========   ==========    ==========     ===========      ========         =======
    Cost.................  $18,858,032   $5,349,068    $8,799,554     $62,969,647      $102,048         $30,311
                           ===========   ==========    ==========     ===========      ========         =======
    Market Value.........  $18,858,032   $5,638,978    $4,972,292     $44,301,785      $100,395         $30,322
                           ===========   ==========    ==========     ===========      ========         =======
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --            23,359       --              --             --             --
  Receivable from fund
   shares sold...........        1,063       --            23,031              43        --             --
  Other assets...........        4,272            5       --              --             --             --
                           -----------   ----------    ----------     -----------      --------         -------
  Total Assets...........   18,863,367    5,662,342     4,995,323      44,301,828       100,395          30,322
                           -----------   ----------    ----------     -----------      --------         -------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        1,063       --            23,031              43        --             --
  Payable for fund shares
   purchased.............      --            23,359       --              --             --             --
  Other liabilities......      --            --                35             164        --             --
                           -----------   ----------    ----------     -----------      --------         -------
  Total Liabilities......        1,063       23,359        23,066             207        --             --
                           -----------   ----------    ----------     -----------      --------         -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $18,862,304   $5,638,983    $4,972,257     $44,301,621      $100,395         $30,322
                           ===========   ==========    ==========     ===========      ========         =======


                              UNIVERSAL
                            INSTITUTIONAL
                             FUNDS, INC.
                           EMERGING MARKETS
                           EQUITY PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares.....          887
                                ======
    Cost.................       $9,257
                                ======
    Market Value.........       $5,359
                                ======
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                                ------
  Total Assets...........        5,359
                                ------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                ------
  Total Liabilities......      --
                                ------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........       $5,359
                                ======

(1) Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                             UNIVERSAL                             MORGAN STANLEY
                           INSTITUTIONAL        UNIVERSAL         SELECT DIMENSIONS
                            FUNDS, INC.       INSTITUTIONAL           AMERICAN
                            HIGH YIELD     FUNDS, INC. MID-CAP      OPPORTUNITIES
                             PORTFOLIO       VALUE PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ----------------------  -----------------
ASSETS
  Investments
    Number of Shares.....       8,433               8,995               122,575
                              =======            ========            ==========
    Cost.................     $79,138            $141,120            $2,958,298
                              =======            ========            ==========
    Market Value.........     $47,563            $ 94,270            $1,431,678
                              =======            ========            ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --               --                     --
  Receivable from fund
   shares sold...........      --               --                           33
  Other assets...........      --               --                           77
                              -------            --------            ----------
  Total Assets...........      47,563              94,270             1,431,788
                              -------            --------            ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --               --                          108
  Payable for fund shares
   purchased.............      --               --                     --
  Other liabilities......      --               --                     --
                              -------            --------            ----------
  Total Liabilities......      --               --                          108
                              -------            --------            ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $47,563            $ 94,270            $1,431,680
                              =======            ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                               MORGAN STANLEY
                            MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                            BALANCED GROWTH     OPPORTUNITIES       DEVELOPING         DIVERSIFIED         DIVIDEND
                               PORTFOLIO        PORTFOLIO (2)    GROWTH PORTFOLIO   INCOME PORTFOLIO   GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....        28,139             24,024             10,731             83,257             156,476
                               ========           ========           ========           ========          ==========
    Cost.................      $403,904           $337,903           $297,498           $780,200          $3,041,829
                               ========           ========           ========           ========          ==========
    Market Value.........      $353,985           $132,130           $124,158           $601,950          $1,851,106
                               ========           ========           ========           ========          ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --                 --                 --
  Receivable from fund
   shares sold...........            32            --                 --                 --                       27
  Other assets...........            11                  3                  3            --                       75
                               --------           --------           --------           --------          ----------
  Total Assets...........       354,028            132,133            124,161            601,950           1,851,208
                               --------           --------           --------           --------          ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............            32            --                 --                      20                 241
  Payable for fund shares
   purchased.............       --                 --                 --                 --                 --
  Other liabilities......       --                 --                 --                 --                 --
                               --------           --------           --------           --------          ----------
  Total Liabilities......            32            --                 --                      20                 241
                               --------           --------           --------           --------          ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........      $353,996           $132,133           $124,161           $601,930          $1,850,967
                               ========           ========           ========           ========          ==========


                            MORGAN STANLEY
                           SELECT DIMENSIONS   MORGAN STANLEY
                             GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....        57,188             17,351
                               ========           ========
    Cost.................      $836,711           $355,641
                               ========           ========
    Market Value.........      $603,907           $193,808
                               ========           ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --
  Receivable from fund
   shares sold...........            35            --
  Other assets...........            53                 24
                               --------           --------
  Total Assets...........       603,995            193,832
                               --------           --------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............            36                 61
  Payable for fund shares
   purchased.............       --                 --
  Other liabilities......       --                 --
                               --------           --------
  Total Liabilities......            36                 61
                               --------           --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........      $603,959           $193,771
                               ========           ========

(2)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                             MONEY MARKET         UTILITIES         VALUE-ADDED
                               PORTFOLIO          PORTFOLIO      MARKET PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares.....      1,042,798            15,550             23,708
                              ==========          ========           ========
    Cost.................     $1,042,803          $283,900           $436,546
                              ==========          ========           ========
    Market Value.........     $1,042,805          $204,639           $376,483
                              ==========          ========           ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                 --
  Receivable from fund
   shares sold...........            146                24                 32
  Other assets...........       --                      83                 33
                              ----------          --------           --------
  Total Assets...........      1,042,951           204,746            376,548
                              ----------          --------           --------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............            147                24                 92
  Payable for fund shares
   purchased.............       --                 --                 --
  Other liabilities......       --                 --                 --
                              ----------          --------           --------
  Total Liabilities......            147                24                 92
                              ----------          --------           --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $1,042,804          $204,722           $376,456
                              ==========          ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            PUTNAM VT
                            AMERICAN     PUTNAM VT      PUTNAM VT        PUTNAM VT      PUTNAM VT        PUTNAM VT
                           GOVERNMENT   DIVERSIFIED   GLOBAL ASSET        GLOBAL        GROWTH AND         GROWTH
                           INCOME FUND  INCOME FUND  ALLOCATION FUND  EQUITY FUND (4)  INCOME FUND   OPPORTUNITIES FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------  ---------------  ---------------  ------------  ------------------
ASSETS
  Investments
    Number of Shares.....     70,211       283,561        250,041           614,355      1,186,418          21,944
                            ========    ==========     ==========       ===========    ===========        ========
    Cost.................   $829,921    $3,036,482     $4,300,954       $10,883,184    $29,202,244        $174,146
                            ========    ==========     ==========       ===========    ===========        ========
    Market Value.........   $867,107    $2,424,446     $2,877,974       $ 4,454,073    $22,245,340        $ 82,291
                            ========    ==========     ==========       ===========    ===========        ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --            --            --               --              --             --
  Receivable from fund
   shares sold...........     --            --            --               --              --             --
  Other assets...........          1            68             29                14        --             --
                            --------    ----------     ----------       -----------    -----------        --------
  Total Assets...........    867,108     2,424,514      2,878,003         4,454,087     22,245,340          82,291
                            --------    ----------     ----------       -----------    -----------        --------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --            --            --               --              --             --
  Payable for fund shares
   purchased.............     --            --            --               --              --             --
  Other liabilities......     --            --            --                                   176        --
                            --------    ----------     ----------       -----------    -----------        --------
  Total Liabilities......     --            --            --               --                  176        --
                            --------    ----------     ----------       -----------    -----------        --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $867,108    $2,424,514     $2,878,003       $ 4,454,087    $22,245,164        $ 82,291
                            ========    ==========     ==========       ===========    ===========        ========


                             PUTNAM VT
                              HEALTH
                           SCIENCES FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares.....      64,789
                             ========
    Cost.................    $677,158
                             ========
    Market Value.........    $607,074
                             ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........      --
  Other assets...........          39
                             --------
  Total Assets...........     607,113
                             --------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                             --------
  Total Liabilities......      --
                             --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $607,113
                             ========

(4) Formerly Putnam VT Global Growth Fund Sub-Account. Change effective October 15, 2002.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                       PUTNAM VT
                            PUTNAM VT                INTERNATIONAL
                           HIGH YIELD    PUTNAM VT    GROWTH AND
                              FUND      INCOME FUND   INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....     367,928      266,588         88,439
                           ==========   ==========     ==========
    Cost.................  $4,528,600   $3,420,094     $1,115,591
                           ==========   ==========     ==========
    Market Value.........  $2,601,252   $3,452,317     $  740,233
                           ==========   ==========     ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --            --
  Receivable from fund
   shares sold...........      --           --             24,124
  Other assets...........          25       --            --
                           ----------   ----------     ----------
  Total Assets...........   2,601,277    3,452,317        764,357
                           ----------   ----------     ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --             24,124
  Payable for fund shares
   purchased.............      --           --            --
  Other liabilities......      --                7             45
                           ----------   ----------     ----------
  Total Liabilities......      --                7         24,169
                           ----------   ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,601,277   $3,452,310     $  740,188
                           ==========   ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                              PUTNAM VT
                             PUTNAM VT      INTERNATIONAL                     PUTNAM VT        PUTNAM VT
                           INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES    PUTNAM VT
                            GROWTH FUND         FUND         INVESTORS FUND      FUND            FUND         NEW VALUE FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------  --------------  ------------  -----------------  --------------
ASSETS
  Investments
    Number of Shares.....       139,027         72,230            176,100      3,756,981          667,668          139,453
                             ==========       ========         ==========     ==========      ===========       ==========
    Cost.................    $2,002,639       $937,462         $2,298,927     $3,756,981      $12,456,096       $1,650,909
                             ==========       ========         ==========     ==========      ===========       ==========
    Market Value.........    $1,411,129       $607,452         $1,246,786     $3,756,981      $ 7,758,307       $1,531,194
                             ==========       ========         ==========     ==========      ===========       ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --                 --             --              --                --
  Receivable from fund
   shares sold...........       --             --                 --                  30         --                --
  Other assets...........            60        --                     178            982              425               21
                             ----------       --------         ----------     ----------      -----------       ----------
  Total Assets...........     1,411,189        607,452          1,246,964      3,757,993        7,758,732        1,531,215
                             ----------       --------         ----------     ----------      -----------       ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --                 --               1,224         --                --
  Payable for fund shares
   purchased.............       --             --                 --             --              --                --
  Other liabilities......       --                  26            --             --              --                --
                             ----------       --------         ----------     ----------      -----------       ----------
  Total Liabilities......       --                  26            --               1,224         --                --
                             ----------       --------         ----------     ----------      -----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,411,189       $607,426         $1,246,964     $3,756,769      $ 7,758,732       $1,531,215
                             ==========       ========         ==========     ==========      ===========       ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                               PUTNAM VT                      PUTNAM VT
                            OTC & EMERGING      PUTNAM VT     SMALL CAP
                              GROWTH FUND     RESEARCH FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -------------  -----------
ASSETS
  Investments
    Number of Shares.....         75,079           88,113       51,868
                              ==========       ==========     ========
    Cost.................     $1,046,089       $1,231,766     $728,231
                              ==========       ==========     ========
    Market Value.........     $  307,074       $  749,843     $634,347
                              ==========       ==========     ========
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --            --
  Receivable from fund
   shares sold...........       --                     35       --
  Other assets...........             38          --            --
                              ----------       ----------     --------
  Total Assets...........        307,112          749,878      634,347
                              ----------       ----------     --------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                --            --
  Payable for fund shares
   purchased.............       --                --            --
  Other liabilities......       --                      6       --
                              ----------       ----------     --------
  Total Liabilities......       --                      6       --
                              ----------       ----------     --------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........     $  307,112       $  749,872     $634,347
                              ==========       ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                            PUTNAM VT    PUTNAM VT                              VAN KAMPEN LIFE   VAN KAMPEN LIFE
                           THE GEORGE    UTILITIES                              INVESTMENT TRUST  INVESTMENT TRUST
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT       ENTERPRISE        GROWTH AND
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND     PORTFOLIO      INCOME PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ----------------  ----------------
ASSETS
  Investments
    Number of Shares.....     149,565      161,247      124,073       577,086         10,133            2,637
                           ==========   ==========   ==========   ===========       ========          =======
    Cost.................  $1,530,589   $2,291,941   $1,925,223   $21,460,946       $234,819          $38,807
                           ==========   ==========   ==========   ===========       ========          =======
    Market Value.........  $1,432,833   $1,543,129   $  983,898   $12,118,807       $106,195          $35,524
                           ==========   ==========   ==========   ===========       ========          =======
  Due from Hartford Life
   and Annuity Insurance
   Company...............      24,124       --           --           --             --               --
  Receivable from fund
   shares sold...........      --           --           --           --             --               --
  Other assets...........      --              138           30           356        --                     2
                           ----------   ----------   ----------   -----------       --------          -------
  Total Assets...........   1,456,957    1,543,267      983,928    12,119,163        106,195           35,526
                           ----------   ----------   ----------   -----------       --------          -------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --           --           --             --               --
  Payable for fund shares
   purchased.............      24,124       --           --           --             --               --
  Other liabilities......          30       --           --           --             --               --
                           ----------   ----------   ----------   -----------       --------          -------
  Total Liabilities......      24,154       --           --           --             --               --
                           ----------   ----------   ----------   -----------       --------          -------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $1,432,803   $1,543,267   $  983,928   $12,119,163       $106,195          $35,526
                           ==========   ==========   ==========   ===========       ========          =======

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE*     LIABILITY
                                     ------------  ----------  ------------
DEFERRED LIFE CONTRACTS:
Hartford Advisors HLS Fund.........   31,075,583   $ 2.082167  $ 64,704,553
Hartford Bond HLS Fund.............    6,894,897     1.937703    13,360,262
Hartford Capital Appreciation HLS
 Fund..............................   25,229,072     2.574254    64,946,039
Hartford Dividend and Growth HLS
 Fund..............................   13,171,221     2.461617    32,422,502
Hartford Global Advisers HLS
 Fund..............................    2,789,870     1.520294     4,241,422
Hartford Global Health HLS Fund....    1,110,242     1.255377     1,393,772
Hartford Global Leaders HLS Fund...    2,859,097     1.237460     3,538,018
Hartford Global Technology HLS
 Fund..............................    1,271,281     0.296887       377,427
Hartford Growth and Income HLS
 Fund..............................    2,939,354     0.916970     2,695,300
Hartford High Yield HLS Fund.......    1,157,042     1.049984     1,214,875
Hartford Index HLS Fund............    5,622,925     2.091070    11,757,929
Hartford International
 Opportunities HLS Fund............    8,927,277     1.150742    10,272,993
Hartford MidCap HLS Fund...........    5,404,704     2.070898    11,192,590
Hartford Money Market HLS Fund.....   13,056,280     1.444692    18,862,304
Hartford Mortgage Securities HLS
 Fund..............................    3,049,206     1.849328     5,638,983
Hartford Small Company HLS Fund....    4,475,060     1.111104     4,972,257
Hartford Stock HLS Fund............   20,678,298     2.142421    44,301,621
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................        7,772    12.917624       100,395
Universal Institutional
 Funds, Inc. Emerging Markets Debt
 Portfolio.........................        2,579    11.756556        30,322
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio..................          984     5.444873         5,359
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................        5,577     8.527710        47,563
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................       10,066     9.365069        94,270
Morgan Stanley Select Dimensions
 American Opportunities
 Portfolio.........................      105,212    13.607641     1,431,680
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio.........       28,000    12.642665       353,996
Morgan Stanley Select Dimensions
 Capital Opportunities Portfolio...       21,232     6.223411       132,133
Morgan Stanley Select Dimensions
 Developing Growth Portfolio.......       11,639    10.667202       124,161
Morgan Stanley Select Dimensions
 Diversified Income Portfolio......       55,699    10.806902       601,930
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio.........      168,509    10.984402     1,850,967
Morgan Stanley Select Dimensions
 Global Equity Portfolio...........       60,764     9.939417       603,959
Morgan Stanley Select Dimensions
 Growth Portfolio..................       19,834     9.769666       193,771
Morgan Stanley Select Dimensions
 Money Market Portfolio............          100    12.834847         1,284
Morgan Stanley Select Dimensions
 Money Market Portfolio............      820,663     1.269121     1,041,520
Morgan Stanley Select Dimensions
 Utilities Portfolio...............       16,265    12.586473       204,722
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio......       27,971    13.458791       376,456
Putnam VT American Government
 Income Fund.......................       68,376    12.681507       867,108
Putnam VT Diversified Income
 Fund..............................      156,465    15.495559     2,424,514
Putnam VT Global Asset Allocation
 Fund..............................      171,870    16.745232     2,878,003
Putnam VT Global Equity Fund.......      345,434    12.894160     4,454,087
Putnam VT Growth and Income Fund...    1,120,364    19.855302    22,245,164
Putnam VT Growth Opportunities
 Fund..............................       23,349     3.524438        82,291
Putnam VT Health Sciences Fund.....       64,597     9.398432       607,113
Putnam VT High Yield Fund..........      180,708    14.394905     2,601,277
Putnam VT Income Fund..............      193,416    17.849113     3,452,310
Putnam VT International Growth and
 Income Fund.......................       64,411    11.491612       740,188
* Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE*     LIABILITY
                                     ------------  ----------  ------------
Putnam VT International Growth
 Fund..............................          192   $ 7.174953  $      1,379
Putnam VT International Growth
 Fund..............................      107,426    13.123486     1,409,810
Putnam VT International New
 Opportunities Fund................       68,213     8.904884       607,426
Putnam VT Investors Fund...........      177,022     7.044133     1,246,964
Putnam VT Money Market Fund........    2,611,021     1.438812     3,756,769
Putnam VT New Opportunities Fund...      516,551    15.020269     7,758,732
Putnam VT New Value Fund...........      113,872    13.446851     1,531,215
Putnam VT OTC & Emerging Growth
 Fund..............................       74,312     4.132761       307,112
Putnam VT Research Fund............       75,276     9.961695       749,872
Putnam VT Small Cap Value Fund.....       47,202    13.438856       634,347
Putnam VT The George Putnam Fund of
 Boston............................      137,579    10.414377     1,432,803
Putnam VT Utilities Growth and
 Income Fund.......................      100,425    15.367282     1,543,267
Putnam VT Vista Fund...............       98,174    10.022314       983,928
Putnam VT Voyager Fund.............      635,753    19.062700    12,119,163
Van Kampen Life Investment Trust
 Enterprise Portfolio..............       16,588     6.402052       106,195
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......        3,639     9.761485        35,526
                                                               ------------
GRAND TOTAL........................                            $377,663,898
                                                               ============

  *  Rounded unit prices.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                               HLS FUND         HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $  2,055,276      $  348,194      $    444,733
                             ------------      ----------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --               101,733          --
                             ------------      ----------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (213,138)            750        (1,214,502)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (12,530,260)        592,454       (16,174,684)
                             ------------      ----------      ------------
    Net gain (loss) on
     investments.........     (12,743,398)        593,204       (17,389,186)
                             ------------      ----------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(10,688,122)     $1,043,131      $(16,944,453)
                             ============      ==========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           HARTFORD DIVIDEND     HARTFORD      HARTFORD GLOBAL     HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH
                              AND GROWTH      GLOBAL ADVISERS      HEALTH       GLOBAL LEADERS    TECHNOLOGY       AND INCOME
                               HLS FUND          HLS FUND         HLS FUND         HLS FUND        HLS FUND         HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  --------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $   513,452        $   2,262        $     162       $  35,397        $ --             $  11,088
                              -----------        ---------        ---------       ---------        ---------        ---------
CAPITAL GAINS INCOME
 (LOSS)..................       1,792,952            3,058           30,768         --               --               --
                              -----------        ---------        ---------       ---------        ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (177,851)         (53,034)             732          (1,435)         (42,123)         (42,397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,718,044)        (413,525)        (278,261)       (876,737)        (238,222)        (817,978)
                              -----------        ---------        ---------       ---------        ---------        ---------
    Net gain (loss) on
     investments.........      (7,895,895)        (466,559)        (277,529)       (878,172)        (280,345)        (860,375)
                              -----------        ---------        ---------       ---------        ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(5,589,491)       $(461,239)       $(246,599)      $(842,775)       $(280,345)       $(849,287)
                              ===========        =========        =========       =========        =========        =========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............   $ 39,647
                            --------
CAPITAL GAINS INCOME
 (LOSS)..................     --
                            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        237
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (77,223)
                            --------
    Net gain (loss) on
     investments.........    (76,986)
                            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(37,339)
                            ========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                             HARTFORD
                                           INTERNATIONAL
                           HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   148,169     $   233,762     $    14,544
                            -----------     -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................       538,951         --             --
                            -----------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (583,294)       (168,274)       (140,372)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,893,151)     (2,430,952)     (1,773,498)
                            -----------     -----------     -----------
    Net gain (loss) on
     investments.........    (4,476,445)     (2,599,226)     (1,913,870)
                            -----------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(3,789,325)    $(2,365,464)    $(1,899,326)
                            ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                       UNIVERSAL
                                                                                     INSTITUTIONAL     UNIVERSAL
                                          HARTFORD                                    FUNDS, INC.    INSTITUTIONAL
                             HARTFORD     MORTGAGE      HARTFORD                       CORE PLUS      FUNDS, INC.
                           MONEY MARKET  SECURITIES   SMALL COMPANY  HARTFORD STOCK  FIXED INCOME   EMERGING MARKETS
                             HLS FUND     HLS FUND      HLS FUND        HLS FUND     PORTFOLIO (1)   DEBT PORTFOLIO
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  -----------  -------------  --------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $240,257     $113,798     $   --         $    507,700      $ 3,512          $2,041
                             --------     --------     -----------    ------------      -------          ------
CAPITAL GAINS INCOME
 (LOSS)..................       1,108       --             --             --                349         --
                             --------     --------     -----------    ------------      -------          ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            2,159         (88,735)       (876,968)      (1,718)             24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          158,519      (2,129,757)    (14,548,379)         809             518
                             --------     --------     -----------    ------------      -------          ------
    Net gain (loss) on
     investments.........      --          160,678      (2,218,492)    (15,425,347)        (909)            542
                             --------     --------     -----------    ------------      -------          ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $241,365     $274,476     $(2,218,492)   $(14,917,647)     $ 2,952          $2,583
                             ========     ========     ===========    ============      =======          ======


                              UNIVERSAL
                            INSTITUTIONAL
                             FUNDS, INC.
                           EMERGING MARKETS
                           EQUITY PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............      -$-
                                -----
CAPITAL GAINS INCOME
 (LOSS)..................      --
                                -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (16)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (865)
                                -----
    Net gain (loss) on
     investments.........        (881)
                                -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(881)
                                =====

(1) Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             UNIVERSAL                             MORGAN STANLEY
                           INSTITUTIONAL        UNIVERSAL         SELECT DIMENSIONS
                            FUNDS, INC.       INSTITUTIONAL           AMERICAN
                            HIGH YIELD     FUNDS, INC. MID-CAP      OPPORTUNITIES
                             PORTFOLIO       VALUE PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ----------------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 4,642           -$-                   $  11,726
                              -------            --------             ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --                     --
                              -------            --------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (65)               (161)              (35,276)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,300)            (37,149)             (392,751)
                              -------            --------             ---------
    Net gain (loss) on
     investments.........      (8,365)            (37,310)             (428,027)
                              -------            --------             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,723)           $(37,310)            $(416,301)
                              =======            ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                               MORGAN STANLEY
                            MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                            BALANCED GROWTH     OPPORTUNITIES       DEVELOPING         DIVERSIFIED         DIVIDEND
                               PORTFOLIO        PORTFOLIO (2)    GROWTH PORTFOLIO   INCOME PORTFOLIO   GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $  9,101           $--                $--                 $27,777           $  41,599
                               --------           ---------          --------            -------           ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                 --                 --                 --
                               --------           ---------          --------            -------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (332)            (39,294)          (39,438)               541             (12,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (44,788)            (67,834)          (20,633)            19,867            (451,053)
                               --------           ---------          --------            -------           ---------
    Net gain (loss) on
     investments.........       (45,120)           (107,128)          (60,071)            20,408            (463,868)
                               --------           ---------          --------            -------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(36,019)          $(107,128)         $(60,071)           $48,185           $(422,269)
                               ========           =========          ========            =======           =========


                            MORGAN STANLEY
                           SELECT DIMENSIONS   MORGAN STANLEY
                             GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $     607          $--
                               ---------          --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --
                               ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (56,839)          (35,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (86,941)          (56,728)
                               ---------          --------
    Net gain (loss) on
     investments.........       (143,780)          (92,377)
                               ---------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(143,173)         $(92,377)
                               =========          ========

(2)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                             MONEY MARKET         UTILITIES         VALUE-ADDED
                           PORTFOLIO (3A,3B)      PORTFOLIO      MARKET PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............       $16,422           $  9,757           $  5,346
                                -------           --------           --------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                 --
                                -------           --------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (5,911)           (83,268)            (5,974)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         4,085             (3,496)           (76,388)
                                -------           --------           --------
    Net gain (loss) on
     investments.........        (1,826)           (86,764)           (82,362)
                                -------           --------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $14,596           $(77,007)          $(77,016)
                                =======           ========           ========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub- Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            PUTNAM VT
                            AMERICAN     PUTNAM VT      PUTNAM VT        PUTNAM VT      PUTNAM VT        PUTNAM VT
                           GOVERNMENT   DIVERSIFIED   GLOBAL ASSET        GLOBAL        GROWTH AND         GROWTH
                           INCOME FUND  INCOME FUND  ALLOCATION FUND  EQUITY FUND (4)  INCOME FUND   OPPORTUNITIES FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------  ---------------  ---------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 3,666     $210,884       $  68,513       $    17,932    $   631,019        $--
                             -------     --------       ---------       -----------    -----------        --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --             --               --              --             --
                             -------     --------       ---------       -----------    -----------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (889)       3,140         (62,024)         (211,412)      (740,813)           (831)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     37,341      (62,519)       (457,007)       (1,201,327)    (5,494,057)        (28,693)
                             -------     --------       ---------       -----------    -----------        --------
    Net gain (loss) on
     investments.........     36,452      (59,379)       (519,031)       (1,412,739)    (6,234,870)        (29,524)
                             -------     --------       ---------       -----------    -----------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $40,118     $151,505       $(450,518)      $(1,394,807)   $(5,603,851)       $(29,524)
                             =======     ========       =========       ===========    ===========        ========


                             PUTNAM VT
                              HEALTH
                           SCIENCES FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $     610
                             ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (66,095)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (117,002)
                             ---------
    Net gain (loss) on
     investments.........     (183,097)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(182,487)
                             =========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(4)  Formerly Putnam VT Global Growth Fund Sub-Account. Change effective
     October 15, 2002.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       PUTNAM VT
                            PUTNAM VT                INTERNATIONAL
                           HIGH YIELD    PUTNAM VT    GROWTH AND
                              FUND      INCOME FUND   INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 351,245    $118,490      $   6,516
                            ---------    --------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --          --            --
                            ---------    --------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (11,332)      2,399        (32,796)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (357,760)    112,272       (106,048)
                            ---------    --------      ---------
    Net gain (loss) on
     investments.........    (369,092)    114,671       (138,844)
                            ---------    --------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (17,847)   $233,161      $(132,328)
                            =========    ========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                PUTNAM VT
                              PUTNAM VT       INTERNATIONAL                     PUTNAM VT        PUTNAM VT
                            INTERNATIONAL   NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES    PUTNAM VT
                           GROWTH FUND (5)        FUND         INVESTORS FUND      FUND            FUND         NEW VALUE FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------  ------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............     $  14,731         $   6,672        $   6,382       $45,988        $  --             $  72,856
                              ---------         ---------        ---------       -------        -----------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                --             --               --               --
                              ---------         ---------        ---------       -------        -----------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (253,662)         (129,926)        (116,178)       --             (1,057,871)        (72,551)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (68,281)           25,658         (315,879)       --             (2,719,957)       (339,819)
                              ---------         ---------        ---------       -------        -----------       ---------
    Net gain (loss) on
     investments.........      (321,943)         (104,268)        (432,057)       --             (3,777,828)       (412,370)
                              ---------         ---------        ---------       -------        -----------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(307,212)        $ (97,596)       $(425,675)      $45,988        $(3,777,828)      $(339,514)
                              =========         =========        =========       =======        ===========       =========

(5) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               PUTNAM VT                      PUTNAM VT
                            OTC & EMERGING      PUTNAM VT     SMALL CAP
                              GROWTH FUND     RESEARCH FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............      $--              $   7,237     $   8,241
                               ---------        ---------     ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                --             --
                               ---------        ---------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (9,148)         (49,357)      (88,126)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (138,949)        (189,731)     (138,368)
                               ---------        ---------     ---------
    Net gain (loss) on
     investments.........       (148,097)        (239,088)     (226,494)
                               ---------        ---------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(148,097)       $(231,851)    $(218,253)
                               =========        =========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                            PUTNAM VT    PUTNAM VT                              VAN KAMPEN LIFE   VAN KAMPEN LIFE
                           THE GEORGE    UTILITIES                              INVESTMENT TRUST  INVESTMENT TRUST
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT       ENTERPRISE        GROWTH AND
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND     PORTFOLIO      INCOME PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (6)
                           -----------  -----------  -----------  ------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  23,785    $  67,029    $  --       $   135,882       $    655          $   481
                            ---------    ---------    ---------   -----------       --------          -------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --           --           --             --               --
                            ---------    ---------    ---------   -----------       --------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (13,008)    (114,323)     (78,372)     (522,975)       (16,476)            (452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (132,626)    (475,342)    (398,721)   (4,343,697)       (28,269)          (4,024)
                            ---------    ---------    ---------   -----------       --------          -------
    Net gain (loss) on
     investments.........    (145,634)    (589,665)    (477,093)   (4,866,672)       (44,745)          (4,476)
                            ---------    ---------    ---------   -----------       --------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(121,849)   $(522,636)   $(477,093)  $(4,730,790)      $(44,090)         $(3,995)
                            =========    =========    =========   ===========       ========          =======

(6) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                               HLS FUND         HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  2,055,276      $   348,194     $    444,733
  Capital gains income...        --                101,733         --
  Net realized gain
   (loss) on security
   transactions..........        (213,138)             750       (1,214,502)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (12,530,260)         592,454      (16,174,684)
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (10,688,122)       1,043,131      (16,944,453)
                             ------------      -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............        --                --                   522
  Net transfers..........       1,977,966        4,609,639         (240,168)
  Surrenders for benefit
   payments and fees.....      (2,282,142)        (182,869)      (1,320,254)
  Net loan activity......        (186,880)         (43,864)        (348,398)
  Cost of insurance......      (1,615,323)        (226,596)      (1,656,624)
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,106,379)       4,156,310       (3,564,922)
                             ------------      -----------     ------------
  Net increase (decrease)
   in net assets.........     (12,794,501)       5,199,441      (20,509,375)
NET ASSETS:
  Beginning of year......      77,499,054        8,160,821       85,455,414
                             ------------      -----------     ------------
  End of year............    $ 64,704,553      $13,360,262     $ 64,946,039
                             ============      ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                           HARTFORD DIVIDEND     HARTFORD                          HARTFORD                      HARTFORD GROWTH
                              AND GROWTH      GLOBAL ADVISERS  HARTFORD GLOBAL  GLOBAL LEADERS  HARTFORD GLOBAL    AND INCOME
                               HLS FUND          HLS FUND        HEALTH HLS        HLS FUND     TECHNOLOGY HLS      HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   513,452       $    2,262       $      162       $   35,397       $ --            $   11,088
  Capital gains income...       1,792,952            3,058           30,768          --              --               --
  Net realized gain
   (loss) on security
   transactions..........        (177,851)         (53,034)             732           (1,435)        (42,123)         (42,397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (7,718,044)        (413,525)        (278,261)        (876,737)       (238,222)        (817,978)
                              -----------       ----------       ----------       ----------       ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,589,491)        (461,239)        (246,599)        (842,775)       (280,345)        (849,287)
                              -----------       ----------       ----------       ----------       ---------       ----------
UNIT TRANSACTIONS:
  Purchases..............        --                --               --               --              --               --
  Net transfers..........       2,652,100         (117,532)         260,965          304,907          26,040          381,584
  Surrenders for benefit
   payments and fees.....        (995,017)         (74,497)         (25,458)         (48,562)        (22,838)         (36,512)
  Net loan activity......        (237,664)         (57,036)            (709)          (1,667)            424           21,032
  Cost of insurance......        (802,616)        (107,951)         (31,190)         (93,973)        (12,269)         (72,764)
                              -----------       ----------       ----------       ----------       ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         616,803         (357,016)         203,608          160,705          (8,643)         293,340
                              -----------       ----------       ----------       ----------       ---------       ----------
  Net increase (decrease)
   in net assets.........      (4,972,688)        (818,255)         (42,991)        (682,070)       (288,988)        (555,947)
NET ASSETS:
  Beginning of year......      37,395,190        5,059,677        1,436,763        4,220,088         666,415        3,251,247
                              -----------       ----------       ----------       ----------       ---------       ----------
  End of year............     $32,422,502       $4,241,422       $1,393,772       $3,538,018       $ 377,427       $2,695,300
                              ===========       ==========       ==========       ==========       =========       ==========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................  $   39,647
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         237
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (77,223)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (37,339)
                           ----------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     714,311
  Surrenders for benefit
   payments and fees.....     (27,187)
  Net loan activity......      (5,804)
  Cost of insurance......     (19,025)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     662,295
                           ----------
  Net increase (decrease)
   in net assets.........     624,956
NET ASSETS:
  Beginning of year......     589,919
                           ----------
  End of year............  $1,214,875
                           ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                             HARTFORD
                                           INTERNATIONAL
                           HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   148,169     $   233,762     $    14,544
  Capital gains income...       538,951         --             --
  Net realized gain
   (loss) on security
   transactions..........      (583,294)       (168,274)       (140,372)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,893,151)     (2,430,952)     (1,773,498)
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (3,789,325)     (2,365,464)     (1,899,326)
                            -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       --                  131        --
  Net transfers..........      (778,288)       (438,485)      1,318,718
  Surrenders for benefit
   payments and fees.....      (235,965)       (340,334)       (208,099)
  Net loan activity......       (18,273)        (58,059)        (23,603)
  Cost of insurance......      (331,427)       (276,278)       (276,978)
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,363,953)     (1,113,025)        810,038
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........    (5,153,278)     (3,478,489)     (1,089,288)
NET ASSETS:
  Beginning of year......    16,911,207      13,751,482      12,281,878
                            -----------     -----------     -----------
  End of year............   $11,757,929     $10,272,993     $11,192,590
                            ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                                                        UNIVERSAL
                                                                                      INSTITUTIONAL     UNIVERSAL
                                           HARTFORD                                    FUNDS, INC.    INSTITUTIONAL
                             HARTFORD      MORTGAGE      HARTFORD                       CORE PLUS      FUNDS, INC.
                           MONEY MARKET   SECURITIES   SMALL COMPANY  HARTFORD STOCK  FIXED INCOME   EMERGING MARKETS
                             HLS FUND      HLS FUND      HLS FUND        HLS FUND     PORTFOLIO (1)   DEBT PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  --------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    240,257   $  113,798    $   --         $    507,700     $  3,512         $ 2,041
  Capital gains income...         1,108       --            --             --                349         --
  Net realized gain
   (loss) on security
   transactions..........       --             2,159        (88,735)       (876,968)      (1,718)             24
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --           158,519     (2,129,757)    (14,548,379)         809             518
                           ------------   ----------    -----------    ------------     --------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       241,365      274,476     (2,218,492)    (14,917,647)       2,952           2,583
                           ------------   ----------    -----------    ------------     --------         -------
UNIT TRANSACTIONS:
  Purchases..............    17,465,936       --            --             --             --             --
  Net transfers..........   (14,036,932)   3,213,162        (81,712)         79,906        8,879         --
  Surrenders for benefit
   payments and fees.....    (1,643,442)     (33,098)       (74,162)     (1,449,166)      --                 (18)
  Net loan activity......      (287,824)      27,785        (15,490)       (255,096)      --             --
  Cost of insurance......      (434,928)     (89,907)      (147,434)     (1,166,039)        (972)           (779)
                           ------------   ----------    -----------    ------------     --------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,062,810    3,117,942       (318,798)     (2,790,395)       7,907            (797)
                           ------------   ----------    -----------    ------------     --------         -------
  Net increase (decrease)
   in net assets.........     1,304,175    3,392,418     (2,537,290)    (17,708,042)      10,859           1,786
NET ASSETS:
  Beginning of year......    17,558,129    2,246,565      7,509,547      62,009,663       89,536          28,536
                           ------------   ----------    -----------    ------------     --------         -------
  End of year............  $ 18,862,304   $5,638,983    $ 4,972,257    $ 44,301,621     $100,395         $30,322
                           ============   ==========    ===========    ============     ========         =======


                              UNIVERSAL
                            INSTITUTIONAL
                             FUNDS, INC.
                           EMERGING MARKETS
                           EQUITY PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      -$-
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          (16)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (865)
                                ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (881)
                                ------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........        2,949
  Surrenders for benefit
   payments and fees.....      --
  Net loan activity......      --
  Cost of insurance......         (115)
                                ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,834
                                ------
  Net increase (decrease)
   in net assets.........        1,953
NET ASSETS:
  Beginning of year......        3,406
                                ------
  End of year............       $5,359
                                ======

(1) Formerly Universal Fixed Income Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                             UNIVERSAL                             MORGAN STANLEY
                           INSTITUTIONAL        UNIVERSAL         SELECT DIMENSIONS
                            FUNDS, INC.       INSTITUTIONAL           AMERICAN
                            HIGH YIELD     FUNDS, INC. MID-CAP      OPPORTUNITIES
                             PORTFOLIO       VALUE PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ----------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ 4,642           -$-                  $   11,726
  Capital gains income...      --               --                     --
  Net realized gain
   (loss) on security
   transactions..........         (65)               (161)              (35,276)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,300)            (37,149)             (392,751)
                              -------            --------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,723)            (37,310)             (416,301)
                              -------            --------            ----------
UNIT TRANSACTIONS:
  Purchases..............      --               --                     --
  Net transfers..........       1,085           --                      (11,620)
  Surrenders for benefit
   payments and fees.....         (18)                (33)              (43,686)
  Net loan activity......      --               --                      (12,410)
  Cost of insurance......      (1,141)             (3,046)              (45,564)
                              -------            --------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (74)             (3,079)             (113,280)
                              -------            --------            ----------
  Net increase (decrease)
   in net assets.........      (3,797)            (40,389)             (529,581)
NET ASSETS:
  Beginning of year......      51,360             134,659             1,961,261
                              -------            --------            ----------
  End of year............     $47,563            $ 94,270            $1,431,680
                              =======            ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                               MORGAN STANLEY
                            MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                            BALANCED GROWTH     OPPORTUNITIES       DEVELOPING         DIVERSIFIED         DIVIDEND
                               PORTFOLIO        PORTFOLIO (2)    GROWTH PORTFOLIO   INCOME PORTFOLIO   GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $  9,101           $--                $--                $ 27,777          $   41,599
  Capital gains income...       --                 --                 --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........          (332)            (39,294)           (39,438)              541             (12,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (44,788)            (67,834)           (20,633)           19,867            (451,053)
                               --------           ---------          ---------          --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (36,019)           (107,128)           (60,071)           48,185            (422,269)
                               --------           ---------          ---------          --------          ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                 --                 --                 --
  Net transfers..........        67,843              (4,209)           (26,865)           64,793              54,473
  Surrenders for benefit
   payments and fees.....       (20,666)                (81)           (15,998)          (26,640)            (70,336)
  Net loan activity......          (486)           --                 --                 --                   (3,019)
  Cost of insurance......        (8,583)             (4,450)            (4,535)          (15,194)            (54,945)
                               --------           ---------          ---------          --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        38,108              (8,740)           (47,398)           22,959             (73,827)
                               --------           ---------          ---------          --------          ----------
  Net increase (decrease)
   in net assets.........         2,089            (115,868)          (107,469)           71,144            (496,096)
NET ASSETS:
  Beginning of year......       351,907             248,001            231,630           530,786           2,347,063
                               --------           ---------          ---------          --------          ----------
  End of year............      $353,996           $ 132,133          $ 124,161          $601,930          $1,850,967
                               ========           =========          =========          ========          ==========


                            MORGAN STANLEY
                           SELECT DIMENSIONS   MORGAN STANLEY
                             GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $     607          $--
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........        (56,839)           (35,649)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (86,941)           (56,728)
                               ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (143,173)           (92,377)
                               ---------          ---------
UNIT TRANSACTIONS:
  Purchases..............       --                 --
  Net transfers..........         (3,438)           (14,261)
  Surrenders for benefit
   payments and fees.....        (56,613)           (47,472)
  Net loan activity......           (537)          --
  Cost of insurance......        (19,527)            (7,374)
                               ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (80,115)           (69,107)
                               ---------          ---------
  Net increase (decrease)
   in net assets.........       (223,288)          (161,484)
NET ASSETS:
  Beginning of year......        827,247            355,255
                               ---------          ---------
  End of year............      $ 603,959          $ 193,771
                               =========          =========

(2)  Formerly Mid-Cap Equity Portfolio Sub-Account. Change effective May 1,
     2002.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                             MONEY MARKET         UTILITIES         VALUE-ADDED
                           PORTFOLIO (3A,3B)      PORTFOLIO      MARKET PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   16,422          $   9,757          $   5,346
  Capital gains income...       --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........         (5,911)           (83,268)            (5,974)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          4,085             (3,496)           (76,388)
                              ----------          ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         14,596            (77,007)           (77,016)
                              ----------          ---------          ---------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                 --
  Net transfers..........       (157,208)           (12,416)            20,747
  Surrenders for benefit
   payments and fees.....        (67,763)           (78,594)           (37,345)
  Net loan activity......         36,548               (350)              (492)
  Cost of insurance......        (32,145)            (9,319)           (12,172)
                              ----------          ---------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (220,568)          (100,679)           (29,262)
                              ----------          ---------          ---------
  Net increase (decrease)
   in net assets.........       (205,972)          (177,686)          (106,278)
NET ASSETS:
  Beginning of year......      1,248,776            382,408            482,734
                              ----------          ---------          ---------
  End of year............     $1,042,804          $ 204,722          $ 376,456
                              ==========          =========          =========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub- Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                            PUTNAM VT
                            AMERICAN     PUTNAM VT      PUTNAM VT        PUTNAM VT      PUTNAM VT        PUTNAM VT
                           GOVERNMENT   DIVERSIFIED   GLOBAL ASSET        GLOBAL        GROWTH AND         GROWTH
                           INCOME FUND  INCOME FUND  ALLOCATION FUND  EQUITY FUND (4)  INCOME FUND   OPPORTUNITIES FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------  ---------------  ---------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  3,666    $  210,884     $   68,513       $    17,932    $   631,019        $--
  Capital gains income...     --            --            --               --              --             --
  Net realized gain
   (loss) on security
   transactions..........       (889)        3,140        (62,024)         (211,412)      (740,813)           (831)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     37,341       (62,519)      (457,007)       (1,201,327)    (5,494,057)        (28,693)
                            --------    ----------     ----------       -----------    -----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     40,118       151,505       (450,518)       (1,394,807)    (5,603,851)        (29,524)
                            --------    ----------     ----------       -----------    -----------        --------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --               --              --             --
  Net transfers..........    854,592      (105,645)      (180,370)         (627,247)    (1,090,845)         30,594
  Surrenders for benefit
   payments and fees.....    (96,598)     (102,127)      (114,574)         (240,280)    (1,136,595)         (7,239)
  Net loan activity......     (1,427)        5,853         (8,884)          (20,655)        (9,915)       --
  Cost of insurance......    (14,479)      (60,163)       (78,753)         (133,637)      (645,645)         (2,175)
                            --------    ----------     ----------       -----------    -----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    742,088      (262,082)      (382,581)       (1,021,819)    (2,883,000)         21,180
                            --------    ----------     ----------       -----------    -----------        --------
  Net increase (decrease)
   in net assets.........    782,206      (110,577)      (833,099)       (2,416,626)    (8,486,851)         (8,344)
NET ASSETS:
  Beginning of year......     84,902     2,535,091      3,711,102         6,870,713     30,732,015          90,635
                            --------    ----------     ----------       -----------    -----------        --------
  End of year............   $867,108    $2,424,514     $2,878,003       $ 4,454,087    $22,245,164        $ 82,291
                            ========    ==========     ==========       ===========    ===========        ========


                             PUTNAM VT
                              HEALTH
                           SCIENCES FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $      610
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (66,095)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (117,002)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (182,487)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........     (299,286)
  Surrenders for benefit
   payments and fees.....       (1,402)
  Net loan activity......      (14,211)
  Cost of insurance......      (19,544)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (334,443)
                            ----------
  Net increase (decrease)
   in net assets.........     (516,930)
NET ASSETS:
  Beginning of year......    1,124,043
                            ----------
  End of year............   $  607,113
                            ==========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Money Market Portfolio Sub-Account.
(4)  Formerly Putnam VT Global Growth Fund Sub-Account. Change effective
     October 15, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       PUTNAM VT
                            PUTNAM VT                INTERNATIONAL
                           HIGH YIELD    PUTNAM VT    GROWTH AND
                              FUND      INCOME FUND   INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  351,245   $  118,490     $   6,516
  Capital gains income...      --           --           --
  Net realized gain
   (loss) on security
   transactions..........     (11,332)       2,399       (32,796)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (357,760)     112,272      (106,048)
                           ----------   ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (17,847)     233,161      (132,328)
                           ----------   ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --
  Net transfers..........    (221,164)   1,190,441       (59,628)
  Surrenders for benefit
   payments and fees.....    (100,162)    (177,311)      (14,236)
  Net loan activity......      (3,885)      28,701       --
  Cost of insurance......     (70,799)     (72,830)      (21,022)
                           ----------   ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (396,010)     969,001       (94,886)
                           ----------   ----------     ---------
  Net increase (decrease)
   in net assets.........    (413,857)   1,202,162      (227,214)
NET ASSETS:
  Beginning of year......   3,015,134    2,250,148       967,402
                           ----------   ----------     ---------
  End of year............  $2,601,277   $3,452,310     $ 740,188
                           ==========   ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                PUTNAM VT
                              PUTNAM VT       INTERNATIONAL                     PUTNAM VT        PUTNAM VT
                            INTERNATIONAL   NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES    PUTNAM VT
                           GROWTH FUND (5)        FUND         INVESTORS FUND      FUND            FUND         NEW VALUE FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -----------------  --------------  ------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   14,731         $   6,672        $    6,382     $   45,988      $  --             $   72,856
  Capital gains income...       --               --                 --             --              --                --
  Net realized gain
   (loss) on security
   transactions..........      (253,662)         (129,926)         (116,178)       --            (1,057,871)         (72,551)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (68,281)           25,658          (315,879)       --            (2,719,957)        (339,819)
                             ----------         ---------        ----------     ----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (307,212)          (97,596)         (425,675)        45,988       (3,777,828)        (339,514)
                             ----------         ---------        ----------     ----------      -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --               --                 --              80,183         --                --
  Net transfers..........       162,499           (68,816)         (139,824)     1,574,243       (1,022,115)          69,168
  Surrenders for benefit
   payments and fees.....       (50,519)          (21,844)          (12,602)      (647,605)        (471,347)         (40,244)
  Net loan activity......        (9,483)            7,651            (4,254)       (27,713)         (32,297)             (70)
  Cost of insurance......       (41,782)          (16,513)          (36,838)       (80,856)        (241,457)         (43,579)
                             ----------         ---------        ----------     ----------      -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        60,715           (99,522)         (193,518)       898,252       (1,767,216)         (14,725)
                             ----------         ---------        ----------     ----------      -----------       ----------
  Net increase (decrease)
   in net assets.........      (246,497)         (197,118)         (619,193)       944,240       (5,545,044)        (354,239)
NET ASSETS:
  Beginning of year......     1,657,686           804,544         1,866,157      2,812,529       13,303,776        1,885,454
                             ----------         ---------        ----------     ----------      -----------       ----------
  End of year............    $1,411,189         $ 607,426        $1,246,964     $3,756,769      $ 7,758,732       $1,531,215
                             ==========         =========        ==========     ==========      ===========       ==========

(5) Effective October 15, 2002, Putnam VT Asia Pacific Growth Fund Sub-Account merged with Putnam VT International Growth Fund Sub-Account.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                               PUTNAM VT                      PUTNAM VT
                            OTC & EMERGING      PUTNAM VT     SMALL CAP
                              GROWTH FUND     RESEARCH FUND  VALUE FUND
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................      $--             $    7,237     $   8,241
  Capital gains income...       --                --             --
  Net realized gain
   (loss) on security
   transactions..........         (9,148)         (49,357)      (88,126)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (138,949)        (189,731)     (138,368)
                               ---------       ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (148,097)        (231,851)     (218,253)
                               ---------       ----------     ---------
UNIT TRANSACTIONS:
  Purchases..............       --                --             --
  Net transfers..........        138,536          (95,193)      304,024
  Surrenders for benefit
   payments and fees.....         (8,817)         (14,947)       (2,107)
  Net loan activity......          6,127           (1,780)      (11,172)
  Cost of insurance......         (8,876)         (23,686)      (19,030)
                               ---------       ----------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        126,970         (135,606)      271,715
                               ---------       ----------     ---------
  Net increase (decrease)
   in net assets.........        (21,127)        (367,457)       53,462
NET ASSETS:
  Beginning of year......        328,239        1,117,329       580,885
                               ---------       ----------     ---------
  End of year............      $ 307,112       $  749,872     $ 634,347
                               =========       ==========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                            PUTNAM VT    PUTNAM VT                              VAN KAMPEN LIFE     VAN KAMPEN LIFE
                           THE GEORGE    UTILITIES                              INVESTMENT TRUST    INVESTMENT TRUST
                           PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT       ENTERPRISE          GROWTH AND
                            OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND     PORTFOLIO      INCOME PORTFOLIO (6)
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                           -----------  -----------  -----------  ------------  ----------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................  $   23,785   $   67,029   $   --       $   135,882       $    655            $   481
  Capital gains income...      --           --           --           --             --                --
  Net realized gain
   (loss) on security
   transactions..........     (13,008)    (114,323)     (78,372)     (522,975)       (16,476)              (452)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (132,626)    (475,342)    (398,721)   (4,343,697)       (28,269)            (4,024)
                           ----------   ----------   ----------   -----------       --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (121,849)    (522,636)    (477,093)   (4,730,790)       (44,090)            (3,995)
                           ----------   ----------   ----------   -----------       --------            -------
UNIT TRANSACTIONS:
  Purchases..............      --           --           --           --             --                --
  Net transfers..........     753,651     (172,292)      63,647    (1,063,438)       (14,063)            23,311
  Surrenders for benefit
   payments and fees.....     (13,991)     (91,703)     (31,745)     (831,461)           (43)                17
  Net loan activity......     (21,223)       6,041       (7,114)      (38,001)       --                  (3,030)
  Cost of insurance......     (30,247)     (46,393)     (31,513)     (371,856)        (3,634)              (617)
                           ----------   ----------   ----------   -----------       --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     688,190     (304,347)      (6,725)   (2,304,756)       (17,740)            19,681
                           ----------   ----------   ----------   -----------       --------            -------
  Net increase (decrease)
   in net assets.........     566,341     (826,983)    (483,818)   (7,035,546)       (61,830)            15,686
NET ASSETS:
  Beginning of year......     866,462    2,370,250    1,467,746    19,154,709        168,025             19,840
                           ----------   ----------   ----------   -----------       --------            -------
  End of year............  $1,432,803   $1,543,267   $  983,928   $12,119,163       $106,195            $35,526
                           ==========   ==========   ==========   ===========       ========            =======

(6) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                             HARTFORD CAPITAL
                           HARTFORD ADVISERS  HARTFORD BOND    APPRECIATION
                               HLS FUND         HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  2,267,401      $  349,232      $    571,663
  Capital gains income...       3,944,052         --             25,211,428
  Net realized gain
   (loss) on security
   transactions..........         (61,316)            850          (210,943)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (10,000,983)        253,349       (32,103,653)
                             ------------      ----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,850,846)        603,431        (6,531,505)
                             ------------      ----------      ------------
UNIT TRANSACTIONS:
  Purchases..............        --               --                 35,135
  Net transfers..........       4,321,186       1,165,253         3,855,841
  Surrenders for benefit
   payments and fees.....      (2,780,349)       (280,356)       (2,553,616)
  Net loan activity......        (293,070)        (33,023)         (192,350)
  Cost of insurance......      (1,556,415)       (151,276)       (1,707,020)
                             ------------      ----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (308,648)        700,598          (562,010)
                             ------------      ----------      ------------
  Net increase (decrease)
   in net assets.........      (4,159,494)      1,304,029        (7,093,515)
NET ASSETS:
  Beginning of year......      81,658,548       6,856,792        92,548,929
                             ------------      ----------      ------------
  End of year............    $ 77,499,054      $8,160,821      $ 85,455,414
                             ============      ==========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                           HARTFORD DIVIDEND     HARTFORD                          HARTFORD                      HARTFORD GROWTH
                              AND GROWTH      GLOBAL ADVISERS  HARTFORD GLOBAL  GLOBAL LEADERS  HARTFORD GLOBAL    AND INCOME
                               HLS FUND          HLS FUND        HEALTH HLS        HLS FUND     TECHNOLOGY HLS      HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  --------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   577,176       $   36,907       $  --            $   25,483       $ --            $  --
  Capital gains income...       2,383,173          299,367          --                47,552         --               131,465
  Net realized gain
   (loss) on security
   transactions..........           1,662           (4,342)         (58,515)         (10,267)          4,149          (10,129)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,509,735)        (657,749)          37,250         (841,768)       (156,994)        (386,348)
                              -----------       ----------       ----------       ----------       ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,547,724)        (325,817)         (21,265)        (779,000)       (152,845)        (265,012)
                              -----------       ----------       ----------       ----------       ---------       ----------
UNIT TRANSACTIONS:
  Purchases..............        --                --               --                    17         --                    26
  Net transfers..........       2,292,248          532,363          119,371          723,789         309,215        1,141,690
  Surrenders for benefit
   payments and fees.....      (1,046,772)        (138,586)           3,289          (63,320)        (18,665)         (40,400)
  Net loan activity......        (199,905)         (18,710)           2,459           (4,736)          5,328          (19,231)
  Cost of insurance......        (727,405)        (101,551)         (23,607)         (87,862)        (13,894)         (70,158)
                              -----------       ----------       ----------       ----------       ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         318,166          273,516          101,512          567,888         281,984        1,011,927
                              -----------       ----------       ----------       ----------       ---------       ----------
  Net increase (decrease)
   in net assets.........      (1,229,558)         (52,301)          80,247         (211,112)        129,139          746,915
NET ASSETS:
  Beginning of year......      38,624,748        5,111,978        1,356,516        4,431,200         537,276        2,504,332
                              -----------       ----------       ----------       ----------       ---------       ----------
  End of year............     $37,395,190       $5,059,677       $1,436,763       $4,220,088       $ 666,415       $3,251,247
                              ===========       ==========       ==========       ==========       =========       ==========

                            HARTFORD
                           HIGH YIELD
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment income
   (loss)................   $    390
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........      1,132
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,886
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      9,408
                            --------
UNIT TRANSACTIONS:
  Purchases..............     --
  Net transfers..........    214,216
  Surrenders for benefit
   payments and fees.....    (61,668)
  Net loan activity......      8,339
  Cost of insurance......    (10,006)
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    150,881
                            --------
  Net increase (decrease)
   in net assets.........    160,289
NET ASSETS:
  Beginning of year......    429,630
                            --------
  End of year............   $589,919
                            ========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                                             HARTFORD
                                           INTERNATIONAL
                           HARTFORD INDEX  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   150,923     $    18,382     $  --
  Capital gains income...       325,192       2,050,989       1,471,834
  Net realized gain
   (loss) on security
   transactions..........      (312,860)        (88,529)        (72,190)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,766,088)     (5,279,675)     (1,856,699)
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,602,833)     (3,298,833)       (457,055)
                            -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............           214              17          34,026
  Net transfers..........      (362,980)         16,489       2,065,423
  Surrenders for benefit
   payments and fees.....      (505,463)       (436,198)       (210,122)
  Net loan activity......       (66,554)        (48,156)        (13,138)
  Cost of insurance......      (360,336)       (288,509)       (233,737)
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,295,119)       (756,357)      1,642,452
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........    (3,897,952)     (4,055,190)      1,185,397
NET ASSETS:
  Beginning of year......    20,809,159      17,806,672      11,096,481
                            -----------     -----------     -----------
  End of year............   $16,911,207     $13,751,482     $12,281,878
                            ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                        UNIVERSAL
                                                                                      INSTITUTIONAL     UNIVERSAL
                                           HARTFORD                                    FUNDS, INC.    INSTITUTIONAL
                             HARTFORD      MORTGAGE      HARTFORD                       CORE PLUS      FUNDS, INC.
                           MONEY MARKET   SECURITIES   SMALL COMPANY  HARTFORD STOCK  FIXED INCOME   EMERGING MARKETS
                             HLS FUND      HLS FUND      HLS FUND        HLS FUND       PORTFOLIO     DEBT PORTFOLIO
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------  -------------  --------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    533,302   $  111,226    $   --         $    498,778      $ 3,586         $ 2,499
  Capital gains income...           157       --            529,902       4,931,747        1,383         --
  Net realized gain
   (loss) on security
   transactions..........       --             1,401        (75,751)        (83,322)          15              69
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --            26,881     (1,752,392)    (14,109,972)      (2,462)            120
                           ------------   ----------    -----------    ------------      -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       533,459      139,508     (1,298,241)     (8,762,769)       2,522           2,688
                           ------------   ----------    -----------    ------------      -------         -------
UNIT TRANSACTIONS:
  Purchases..............    26,381,104       --            --               20,231       --             --
  Net transfers..........   (20,722,192)     517,328        480,474       3,330,261       87,756         --
  Surrenders for benefit
   payments and fees.....    (1,326,949)    (263,922)      (113,011)     (1,935,368)           1            (108)
  Net loan activity......      (280,776)      (2,803)        27,374        (157,681)      --              (1,349)
  Cost of insurance......      (359,268)     (38,887)      (145,319)     (1,246,248)        (743)           (607)
                           ------------   ----------    -----------    ------------      -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,691,919      211,716        249,518          11,195       87,014          (2,064)
                           ------------   ----------    -----------    ------------      -------         -------
  Net increase (decrease)
   in net assets.........     4,225,378      351,224     (1,048,723)     (8,751,574)      89,536             624
NET ASSETS:
  Beginning of year......    13,332,751    1,895,341      8,558,270      70,761,237       --              27,912
                           ------------   ----------    -----------    ------------      -------         -------
  End of year............  $ 17,558,129   $2,246,565    $ 7,509,547    $ 62,009,663      $89,536         $28,536
                           ============   ==========    ===========    ============      =======         =======


                              UNIVERSAL
                            INSTITUTIONAL
                             FUNDS, INC.
                           EMERGING MARKETS
                           EQUITY PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      -$-
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........           (6)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (237)
                                ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (243)
                                ------
UNIT TRANSACTIONS:
  Purchases..............      --
  Net transfers..........      --
  Surrenders for benefit
   payments and fees.....          (19)
  Net loan activity......      --
  Cost of insurance......          (67)
                                ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (86)
                                ------
  Net increase (decrease)
   in net assets.........         (329)
NET ASSETS:
  Beginning of year......        3,735
                                ------
  End of year............       $3,406
                                ======

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             UNIVERSAL                             MORGAN STANLEY
                           INSTITUTIONAL        UNIVERSAL         SELECT DIMENSIONS
                            FUNDS, INC.       INSTITUTIONAL           AMERICAN
                            HIGH YIELD     FUNDS, INC. MID-CAP      OPPORTUNITIES
                             PORTFOLIO       VALUE PORTFOLIO          PORTFOLIO
                            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                           -------------  ----------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ 5,818            $    152            $     5,881
  Capital gains income...      --               --                       603,858
  Net realized gain
   (loss) on security
   transactions..........           3                (140)               (23,816)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,225)             (3,496)            (1,476,986)
                              -------            --------            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,404)             (3,484)              (891,063)
                              -------            --------            -----------
UNIT TRANSACTIONS:
  Purchases..............      --               --                      --
  Net transfers..........      --                  35,831                 (1,806)
  Surrenders for benefit
   payments and fees.....        (207)             (3,595)              (101,038)
  Net loan activity......      --                  (1,619)                (1,198)
  Cost of insurance......      (1,112)             (2,865)               (54,937)
                              -------            --------            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,319)             27,752               (158,979)
                              -------            --------            -----------
  Net increase (decrease)
   in net assets.........      (3,723)             24,268             (1,050,042)
NET ASSETS:
  Beginning of year......      55,083             110,391              3,011,303
                              -------            --------            -----------
  End of year............     $51,360            $134,659            $ 1,961,261
                              =======            ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                               MORGAN STANLEY
                            MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS       MID-CAP       SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                            BALANCED GROWTH        EQUITY           DEVELOPING         DIVERSIFIED         DIVIDEND
                               PORTFOLIO          PORTFOLIO      GROWTH PORTFOLIO   INCOME PORTFOLIO   GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $  9,693           $--                $   2,815          $ 38,126          $   44,831
  Capital gains income...       --                 --                   44,177           --                 --
  Net realized gain
   (loss) on security
   transactions..........           (32)            (56,183)            (3,324)              (23)              8,302
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (5,540)           (109,190)          (127,968)          (60,685)           (189,992)
                               --------           ---------          ---------          --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         4,121            (165,373)           (84,300)          (22,582)           (136,859)
                               --------           ---------          ---------          --------          ----------
UNIT TRANSACTIONS:
  Purchases..............       --                 --                 --                 --                 --
  Net transfers..........        48,317             (11,563)             2,389           --                  (56,184)
  Surrenders for benefit
   payments and fees.....        (6,954)            (21,304)           (13,115)           (1,927)            (15,090)
  Net loan activity......          (170)              3,207               (232)            5,455               2,695
  Cost of insurance......        (7,356)             (7,679)            (6,231)          (12,340)            (53,813)
                               --------           ---------          ---------          --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        33,837             (37,339)           (17,189)           (8,812)           (122,392)
                               --------           ---------          ---------          --------          ----------
  Net increase (decrease)
   in net assets.........        37,958            (202,712)          (101,489)          (31,394)           (259,251)
NET ASSETS:
  Beginning of year......       313,949             450,713            333,119           562,180           2,606,314
                               --------           ---------          ---------          --------          ----------
  End of year............      $351,907           $ 248,001          $ 231,630          $530,786          $2,347,063
                               ========           =========          =========          ========          ==========


                            MORGAN STANLEY
                           SELECT DIMENSIONS   MORGAN STANLEY
                             GLOBAL EQUITY    SELECT DIMENSIONS
                               PORTFOLIO      GROWTH PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    7,029          $--
  Capital gains income...         99,645            22,070
  Net realized gain
   (loss) on security
   transactions..........        (13,590)            2,208
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (288,663)          (81,019)
                              ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (195,579)          (56,741)
                              ----------          --------
UNIT TRANSACTIONS:
  Purchases..............       --                 --
  Net transfers..........        (18,169)           36,289
  Surrenders for benefit
   payments and fees.....        (78,593)           (3,695)
  Net loan activity......         (2,717)               (6)
  Cost of insurance......        (25,713)           (8,028)
                              ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (125,192)           24,560
                              ----------          --------
  Net increase (decrease)
   in net assets.........       (320,771)          (32,181)
NET ASSETS:
  Beginning of year......      1,148,018           387,436
                              ----------          --------
  End of year............     $  827,247          $355,255
                              ==========          ========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS
                             MONEY MARKET         UTILITIES         VALUE-ADDED
                               PORTFOLIO          PORTFOLIO      MARKET PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $   45,032          $   9,752          $  4,514
  Capital gains income...       --                    9,283            26,793
  Net realized gain
   (loss) on security
   transactions..........       --                     (660)           (2,584)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 (149,483)          (40,524)
                              ----------          ---------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         45,032           (131,108)          (11,801)
                              ----------          ---------          --------
UNIT TRANSACTIONS:
  Purchases..............        172,660           --                 --
  Net transfers..........       (122,278)            20,501            (4,085)
  Surrenders for benefit
   payments and fees.....       (177,580)            (1,874)           (1,683)
  Net loan activity......        152,624             (1,015)             (116)
  Cost of insurance......        (29,401)           (10,305)          (11,491)
                              ----------          ---------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (3,975)             7,307           (17,375)
                              ----------          ---------          --------
  Net increase (decrease)
   in net assets.........         41,057           (123,801)          (29,176)
NET ASSETS:
  Beginning of year......      1,177,301            506,209           511,910
                              ----------          ---------          --------
  End of year............     $1,218,358          $ 382,408          $482,734
                              ==========          =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                            PUTNAM VT
                            AMERICAN     PUTNAM VT      PUTNAM VT       PUTNAM VT      PUTNAM VT        PUTNAM VT
                           GOVERNMENT   DIVERSIFIED   GLOBAL ASSET       GLOBAL       GROWTH AND          GROWTH
                           INCOME FUND  INCOME FUND  ALLOCATION FUND   GROWTH FUND    INCOME FUND   OPPORTUNITIES FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  -----------  ---------------  -------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $--        $  178,886     $   45,321      $   --         $   540,243        $--
  Capital gains income...     --            --            426,876        2,071,706        377,126        --
  Net realized gain
   (loss) on security
   transactions..........     --              (201)       (18,089)        (123,204)       (12,154)         (5,497)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (154)      (88,809)      (815,367)      (5,011,551)    (3,017,863)        (32,213)
                             -------    ----------     ----------      -----------    -----------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (154)       89,876       (361,259)      (3,063,049)    (2,112,648)        (37,710)
                             -------    ----------     ----------      -----------    -----------        --------
UNIT TRANSACTIONS:
  Purchases..............     --            --            --               --             --             --
  Net transfers..........     85,879       274,184         14,559         (263,196)       736,132           1,013
  Surrenders for benefit
   payments and fees.....       (258)     (112,637)      (271,626)        (200,494)    (1,086,007)           (353)
  Net loan activity......     --           (34,614)        (6,785)         (34,035)      (136,087)       --
  Cost of insurance......       (565)      (54,464)       (76,607)        (160,258)      (665,760)         (2,122)
                             -------    ----------     ----------      -----------    -----------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     85,056        72,469       (340,459)        (657,983)    (1,151,722)         (1,462)
                             -------    ----------     ----------      -----------    -----------        --------
  Net increase (decrease)
   in net assets.........     84,902       162,345       (701,718)      (3,721,032)    (3,264,370)        (39,172)
NET ASSETS:
  Beginning of year......     --         2,372,746      4,412,820       10,591,745     33,996,385         129,807
                             -------    ----------     ----------      -----------    -----------        --------
  End of year............    $84,902    $2,535,091     $3,711,102      $ 6,870,713    $30,732,015        $ 90,635
                             =======    ==========     ==========      ===========    ===========        ========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             PUTNAM VT     PUTNAM VT
                              HEALTH      HIGH YIELD    PUTNAM VT
                           SCIENCES FUND     FUND      INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $      503    $  442,449   $  139,226
  Capital gains income...      --             --           --
  Net realized gain
   (loss) on security
   transactions..........      (39,166)       (2,865)      (1,177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (240,393)     (323,732)       4,356
                            ----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (279,056)      115,852      142,405
                            ----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      --             --           --
  Net transfers..........      126,410       163,765      414,821
  Surrenders for benefit
   payments and fees.....      (10,857)     (194,682)    (115,610)
  Net loan activity......       (5,110)      (40,294)       5,699
  Cost of insurance......      (23,412)      (68,117)     (44,911)
                            ----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       87,031      (139,328)     259,999
                            ----------    ----------   ----------
  Net increase (decrease)
   in net assets.........     (192,025)      (23,476)     402,404
NET ASSETS:
  Beginning of year......    1,316,068     3,038,610    1,847,744
                            ----------    ----------   ----------
  End of year............   $1,124,043    $3,015,134   $2,250,148
                            ==========    ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                             PUTNAM VT                       PUTNAM VT
                           INTERNATIONAL    PUTNAM VT      INTERNATIONAL                     PUTNAM VT        PUTNAM VT
                            GROWTH AND    INTERNATIONAL  NEW OPPORTUNITIES    PUTNAM VT     MONEY MARKET  NEW OPPORTUNITIES
                            INCOME FUND    GROWTH FUND         FUND         INVESTORS FUND      FUND            FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  -----------------  --------------  ------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $   12,131     $    5,722      $ --              $    1,786    $   120,605      $  --
  Capital gains income...        66,397        179,109        --                 --             --             3,044,093
  Net realized gain
   (loss) on security
   transactions..........          (432)        (3,793)        (26,456)          (12,691)       --              (537,076)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (331,550)      (533,795)       (304,618)         (591,821)       --            (8,798,295)
                             ----------     ----------      ----------        ----------    -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (253,454)      (352,757)       (331,074)         (602,726)       120,605       (6,291,278)
                             ----------     ----------      ----------        ----------    -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       --             --             --                 --           2,017,914         --
  Net transfers..........       (22,148)       195,666         (12,663)          280,717     (2,331,479)        (823,843)
  Surrenders for benefit
   payments and fees.....        (5,542)        (6,142)         (4,322)          (67,966)      (296,850)        (540,469)
  Net loan activity......        11,446        (44,792)         (6,986)          (31,622)       (29,352)         (27,208)
  Cost of insurance......       (20,905)       (33,646)        (18,123)          (41,176)       (69,391)        (310,747)
                             ----------     ----------      ----------        ----------    -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (37,149)       111,086         (42,094)          149,953       (709,158)      (1,702,267)
                             ----------     ----------      ----------        ----------    -----------      -----------
  Net increase (decrease)
   in net assets.........      (290,603)      (241,671)       (373,168)         (462,773)      (588,553)      (7,993,545)
NET ASSETS:
  Beginning of year......     1,258,005      1,684,134       1,177,712         2,328,930      3,401,082       21,297,321
                             ----------     ----------      ----------        ----------    -----------      -----------
  End of year............    $  967,402     $1,442,463      $  804,544        $1,866,157    $ 2,812,529      $13,303,776
                             ==========     ==========      ==========        ==========    ===========      ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               PUTNAM VT
                             PUTNAM VT      OTC & EMERGING      PUTNAM VT
                           NEW VALUE FUND     GROWTH FUND     RESEARCH FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $   14,353        $--             $    4,419
  Capital gains income...        38,619         --                 55,508
  Net realized gain
   (loss) on security
   transactions..........        (8,347)         (12,848)          (1,804)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (5,174)        (241,497)        (295,934)
                             ----------        ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        39,451         (254,345)        (237,811)
                             ----------        ---------       ----------
UNIT TRANSACTIONS:
  Purchases..............       697,368           80,239          142,970
  Surrenders for benefit
   payments and fees.....       (17,914)         (12,249)         (15,517)
  Net loan activity......       (17,940)          (8,949)          12,720
  Cost of insurance......       (34,116)          (8,204)         (24,510)
                             ----------        ---------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       627,398           50,837          115,663
                             ----------        ---------       ----------
  Net increase (decrease)
   in net assets.........       666,849         (203,508)        (122,148)
NET ASSETS:
  Beginning of year......     1,218,605          531,747        1,239,477
                             ----------        ---------       ----------
  End of year............    $1,885,454        $ 328,239       $1,117,329
                             ==========        =========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                         PUTNAM VT    PUTNAM VT                              VAN KAMPEN LIFE
                            PUTNAM VT   THE GEORGE    UTILITIES                              INVESTMENT TRUST
                            SMALL CAP   PUTNAM FUND  GROWTH AND    PUTNAM VT    PUTNAM VT       ENTERPRISE
                           VALUE FUND    OF BOSTON   INCOME FUND  VISTA FUND   VOYAGER FUND     PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  -----------  -----------  ------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $     13     $ 18,455    $   87,187   $   --       $     24,967      $    391
  Capital gains income...        863       --           147,506      200,323      5,096,928        14,204
  Net realized gain
   (loss) on security
   transactions..........    (15,945)          76       (15,507)    (156,667)      (192,316)       (8,150)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     42,302      (11,469)     (923,862)    (813,378)   (10,699,946)      (55,390)
                            --------     --------    ----------   ----------   ------------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     27,233        7,062      (704,676)    (769,722)    (5,770,367)      (48,945)
                            --------     --------    ----------   ----------   ------------      --------
UNIT TRANSACTIONS:
  Purchases..............    554,287      227,726       (47,362)     (19,267)      (380,255)      (10,524)
  Surrenders for benefit
   payments and fees.....     (7,786)      (6,030)     (115,247)     (29,349)      (603,950)       (2,788)
  Net loan activity......     (7,707)      (4,700)      (30,459)     (12,150)       (25,491)        3,670
  Cost of insurance......     (8,099)     (15,393)      (59,618)     (33,914)      (433,902)       (4,261)
                            --------     --------    ----------   ----------   ------------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    530,695      201,603      (252,686)     (94,680)    (1,443,598)      (13,903)
                            --------     --------    ----------   ----------   ------------      --------
  Net increase (decrease)
   in net assets.........    557,928      208,665      (957,362)    (864,402)    (7,213,965)      (62,848)
NET ASSETS:
  Beginning of year......     22,957      657,797     3,327,612    2,332,148     26,368,674       230,873
                            --------     --------    ----------   ----------   ------------      --------
  End of year............   $580,885     $866,462    $2,370,250   $1,467,746   $ 19,154,709      $168,025
                            ========     ========    ==========   ==========   ============      ========

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Five ("the Account") is a separate investment account within Hartford Life & Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractowners of the Company in various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America and in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of The Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the Contracts, as described below:

   a) COST OF INSURANCE CHARGE--In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

   b) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.40% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   e) ANNUAL MAINTENANCE FEE--An Annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-54 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                              PURCHASES          PROCEEDS
 FUND                                          AT COST          FROM SALES
 ----                                      ----------------  ----------------
 Hartford Advisers HLS Fund..............  $      4,845,400  $      4,896,349
 Hartford Bond HLS Fund..................         5,420,788           814,556
 Hartford Capital Appreciation HLS
  Fund...................................         5,340,631         8,461,197
 Hartford Dividend and Growth HLS Fund...         6,233,238         3,309,979
 Hartford Global Advisers HLS Fund.......           333,834           685,544
 Hartford Global Health HLS Fund.........           681,777           447,238
 Hartford Global Leaders HLS Fund........         3,298,769         3,102,666
 Hartford Global Technology HLS Fund.....         2,875,956         2,884,597
 Hartford Growth and Income HLS Fund.....         1,048,550           744,118
 Hartford High Yield HLS Fund............           851,484           149,542
 Hartford Index HLS Fund.................         1,238,984         1,915,869
 Hartford International Opportunities HLS
  Fund...................................           471,033         1,350,288
 Hartford MidCap HLS Fund................         4,928,071         4,103,523
 Hartford Money Market HLS Fund..........        25,415,271        24,111,357
 Hartford Mortgage Securities HLS Fund...         4,339,777         1,108,049
 Hartford Small Company HLS Fund.........           846,819         1,165,619
 Hartford Stock HLS Fund.................         1,906,908         4,189,349
 Universal Institutional Funds, Inc. Core
  Plus Fixed Income Portfolio............           102,650            90,881
 Universal Institutional Funds, Inc.
  Emerging Markets Debt Portfolio........             2,041               796
 Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio......             2,949               114
 Universal Institutional Funds, Inc. High
  Yield Portfolio........................             5,715             1,147
 Universal Institutional Funds, Inc.
  Mid-Cap Value Portfolio................                 0             3,079
 Morgan Stanley Select Dimensions
  American Opportunities Portfolio.......            33,924           135,478
 Morgan Stanley Select Dimensions
  Balanced Growth Portfolio..............            76,844            29,634
 Morgan Stanley Select Dimensions Capital
  Opportunities Portfolio................             5,448            14,189
 Morgan Stanley Select Dimensions
  Developing Growth Portfolio............             3,246            50,643
 Morgan Stanley Select Dimensions
  Diversified Income Portfolio...........           106,442            55,705
 Morgan Stanley Select Dimensions
  Dividend Growth Portfolio..............           106,756           139,015
 Morgan Stanley Select Dimensions Global
  Equity Portfolio.......................             1,054            80,551
 Morgan Stanley Select Dimensions Growth
  Portfolio..............................             1,032            70,156
 Morgan Stanley Select Dimensions Money
  Market Portfolio.......................           177,137           381,261
 Morgan Stanley Select Dimensions
  Utilities Portfolio....................             9,757           100,657
 Morgan Stanley Select Dimensions
  Value-Added Market Portfolio...........            39,321            63,243
 Putnam VT American Government Income
  Fund...................................         1,086,112           340,358
 Putnam VT Diversified Income Fund.......           557,491           608,691
 Putnam VT Global Asset Allocation
  Fund...................................            84,113           398,180
 Putnam VT Global Equity Fund............            85,994         1,089,882
 Putnam VT Growth and Income Fund........         1,322,036         3,574,085
 Putnam VT Growth Opportunities Fund.....            30,538             9,358
 Putnam VT Health Sciences Fund..........            49,188           383,010
 Putnam VT High Yield Fund...............           563,257           608,023
 Putnam VT Income Fund...................         1,515,665           428,172
 Putnam VT International Growth and
  Income Fund............................            70,026           158,403
 Putnam VT International Growth Fund.....           600,021           524,563
 Putnam VT International New
  Opportunities Fund.....................            24,812           117,668
 Putnam VT Investors Fund................            43,277           230,359

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                              PURCHASES          PROCEEDS
 FUND                                          AT COST          FROM SALES
 ----                                      ----------------  ----------------
 Putnam VT Money Market Fund.............  $      2,899,372  $      1,955,155
 Putnam VT New Opportunities Fund........           109,288         1,876,336
 Putnam VT New Value Fund................           733,818           675,684
 Putnam VT OTC & Emerging Growth Fund....           272,188           145,199
 Putnam VT Research Fund.................           135,103           263,463
 Putnam VT Small Cap Value Fund..........           675,376           395,420
 Putnam VT The George Putnam Fund of
  Boston.................................           973,355           261,385
 Putnam VT Utilities Growth and Income
  Fund...................................           122,537           359,811
 Putnam VT Vista Fund....................           364,438           371,152
 Putnam VT Voyager Fund..................           413,682         2,582,448
 Van Kampen Life Investment Trust
  Enterprise Portfolio...................            22,749            39,834
 Van Kampen Life Investment Trust Growth
  and Income Portfolio...................            38,444            18,282
                                           ----------------  ----------------
                                           $     83,544,486  $     82,071,310
                                           ================  ================

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
Hartford Advisers HLS Fund.........   2,335,229   3,346,712   (1,011,483)
Hartford Bond HLS Fund.............   2,908,356     649,709    2,258,647
Hartford Capital Appreciation HLS
 Fund..............................   2,517,443   3,945,064   (1,427,621)
Hartford Dividend and Growth HLS
 Fund..............................   1,909,999   1,769,001      140,998
Hartford Global Advisers HLS
 Fund..............................     248,362     488,769     (240,407)
Hartford Global Health HLS Fund....     503,657     343,633      160,024
Hartford Global Leaders HLS Fund...   2,343,648   2,229,616      114,032
Hartford Global Technology HLS
 Fund..............................   7,072,790   7,180,036     (107,246)
Hartford Growth and Income HLS
 Fund..............................   1,038,424     770,633      267,791
Hartford High Yield HLS Fund.......     796,448     162,531      633,917
Hartford Index HLS Fund............     314,435     963,417     (648,982)
Hartford International
 Opportunities HLS Fund............     314,543   1,194,454     (879,911)
Hartford MidCap HLS Fund...........   2,326,942   2,009,636      317,306
Hartford Money Market HLS Fund.....  27,131,545  26,407,013      724,532
Hartford Mortgage Securities HLS
 Fund..............................   2,427,153     691,811    1,735,342
Hartford Small Company HLS Fund....     769,657   1,010,165     (240,508)
Hartford Stock HLS Fund............   1,071,355   2,318,629   (1,247,274)
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio.........................       7,821       7,488          333
Universal Institutional
 Funds, Inc. Emerging Markets Debt
 Portfolio.........................      --              72          (72)
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio..................         434          19          415
Universal Institutional
 Funds, Inc. High Yield
 Portfolio.........................         127         134           (7)
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio.........................      --             283         (283)
Morgan Stanley Select Dimensions
 American Opportunities
 Portfolio.........................       1,491       9,336       (7,845)
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio.........       5,553       2,190        3,363
Morgan Stanley Select Dimensions
 Capital Opportunities Portfolio...         892       2,048       (1,156)
Morgan Stanley Select Dimensions
 Developing Growth Portfolio.......         334       4,386       (4,052)
Morgan Stanley Select Dimensions
 Diversified Income Portfolio......       7,608       5,284        2,324
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio.........       5,041      11,912       (6,871)
Morgan Stanley Select Dimensions
 Global Equity Portfolio...........         163       8,171       (8,008)

_____________________________________ SA-56 ____________________________________

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
Morgan Stanley Select Dimensions
 Growth Portfolio..................          99       6,504       (6,405)
Morgan Stanley Select Dimensions
 Money Market Portfolio............     128,856     284,566     (155,710)
Morgan Stanley Select Dimensions
 Utilities Portfolio...............      --           7,929       (7,929)
Morgan Stanley Select Dimensions
 Value-Added Market Portfolio......       2,327       4,495       (2,168)
Putnam VT American Government
 Income Fund.......................      88,747      27,680       61,067
Putnam VT Diversified Income
 Fund..............................      25,760      43,035      (17,275)
Putnam VT Global Asset Allocation
 Fund..............................       1,712      24,065      (22,353)
Putnam VT Global Equity Fund.......       6,264      75,603      (69,339)
Putnam VT Growth and Income Fund...      41,656     178,290     (136,634)
Putnam VT Growth Opportunities
 Fund..............................       7,553       2,366        5,187
Putnam VT Health Sciences Fund.....       5,041      35,875      (30,834)
Putnam VT High Yield Fund..........      15,565      43,190      (27,625)
Putnam VT Income Fund..............      84,025      26,877       57,148
Putnam VT International Growth and
 Income Fund.......................       6,008      14,271       (8,263)
Putnam VT International Growth
 Fund..............................      42,995      53,148      (10,153)
Putnam VT International New
 Opportunities Fund................       2,809      12,784       (9,975)
Putnam VT Investors Fund...........       5,255      30,423      (25,168)
Putnam VT Money Market Fund........   2,241,287   1,613,508      627,779
Putnam VT New Opportunities Fund...       8,930     109,781     (100,851)
Putnam VT New Value Fund...........      44,683      49,382       (4,699)
Putnam VT OTC & Emerging Growth
 Fund..............................      52,719      32,368       20,351
Putnam VT Research Fund............      12,269      24,416      (12,147)
Putnam VT Small Cap Value Fund.....      40,065      28,280       11,785
Putnam VT The George Putnam Fund of
 Boston............................      87,515      26,006       61,509
Putnam VT Utilities Growth and
 Income Fund.......................       3,533      20,589      (17,056)
Putnam VT Vista Fund...............      31,340      35,127       (3,787)
Putnam VT Voyager Fund.............      16,638     121,082     (104,444)
Van Kampen Life Investment Trust
 Enterprise Portfolio..............       3,336       5,296       (1,960)
Van Kampen Life Investment Trust
 Growth and Income Portfolio.......       3,751       1,876        1,875

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
HARTFORD ADVISERS HLS FUND
2002  Lowest contract charges    31,075,583  $ 2.082167    $64,704,553              --                  2.94%      (13.79)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges    32,087,065    2.415274     77,499,055              --                  2.85%       (4.64)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD BOND HLS FUND
2002  Lowest contract charges     6,894,897    1.937703     13,360,262              --                  3.54%       10.08%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     4,636,251    1.760220      8,160,821              --                  4.62%        8.68%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
2002  Lowest contract charges    25,229,072    2.574254     64,946,039              --                  0.61%      (19.70)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges    26,656,693    3.205777     85,455,414              --                  0.63%       (6.94)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
2002  Lowest contract charges    13,171,221    2.461617     32,422,502              --                  1.46%      (14.23)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges    13,030,223    2.869881     37,395,190              --                  1.53%       (4.04)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD GLOBAL ADVISERS HLS FUND
2002  Lowest contract charges     2,789,870    1.520294      4,241,422              --                  0.05%       (8.95)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     3,030,277    1.669708      5,059,677              --                  0.72%       (6.25)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD GLOBAL HEALTH HLS FUND
2002  Lowest contract charges     1,110,242    1.255377      1,393,772              --                  0.01%      (16.97)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       950,217    1.512036      1,436,763              --                --             2.04%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-58 ____________________________________

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
2002  Lowest contract charges     2,859,097  $ 1.237460    $ 3,538,018              --                  0.90%      (19.51)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     2,745,065    1.537336      4,220,088              --                  0.59%      (16.58)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
2002  Lowest contract charges     1,271,281    0.296887        377,427              --                --           (38.59)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     1,378,527    0.483425        666,415              --                --           (22.81)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD GROWTH AND INCOME HLS FUND
2002  Lowest contract charges     2,939,354    0.916970      2,695,300              --                  0.38%      (24.65)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     2,671,563    1.216983      3,251,247              --                --            (8.02)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD HIGH YIELD HLS FUND
2002  Lowest contract charges     1,157,042    1.049984      1,214,875              --                  4.68%       (6.89)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       523,124    1.127685        589,919              --                  0.07%        2.69%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD INDEX HLS FUND
2002  Lowest contract charges     5,622,925    2.091070     11,757,929              --                  1.04%      (22.45)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     6,271,907    2.696342     16,911,207              --                  0.81%      (12.31)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
2002  Lowest contract charges     8,927,277    1.150742     10,272,993              --                  1.94%      (17.93)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     9,807,188    1.402184     13,751,482              --                  0.12%      (18.73)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD MIDCAP HLS FUND
2002  Lowest contract charges     5,404,704    2.070898     11,192,590              --                  0.12%      (14.22)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     5,087,398    2.414177     12,281,878              --                --            (3.62)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
2002  Lowest contract charges    13,056,280  $ 1.444692    $18,862,304              --                  1.43%        1.47%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges    12,331,749    1.423815     17,558,129              --                  3.63%        3.87%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
2002  Lowest contract charges     3,049,206    1.849328      5,638,983              --                  2.99%        8.16%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     1,313,865    1.709890      2,246,565              --                  5.60%        7.50%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD SMALL COMPANY HLS FUND
2002  Lowest contract charges     4,475,060    1.111104      4,972,257              --                --           (30.23)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     4,715,568    1.592501      7,509,547              --                --           (14.92)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
HARTFORD STOCK HLS FUND
2002  Lowest contract charges    20,678,298    2.142421     44,301,621              --                  0.98%      (24.25)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges    21,925,573    2.828189     62,009,663              --                  0.76%      (12.23)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO
2002  Lowest contract charges         7,772   12.917624        100,395              --                 10.00%        7.33%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges         7,439   12.035817         89,536              --                  9.35%        9.32%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS DEBT PORTFOLIO
2002  Lowest contract charges         2,579   11.756556         30,322              --                  7.03%        9.22%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges         2,651   10.763915         28,536              --                  8.83%       10.10%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO
2002  Lowest contract charges           984    5.444873          5,359              --                --            (8.90)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges           570    5.976749          3,406              --                --            (6.49)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-60 ____________________________________

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO
2002  Lowest contract charges         5,577  $ 8.527710    $    47,563              --                  9.76%       (7.27)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges         5,585    9.196282         51,360              --                 10.58%       (4.47)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID-CAP VALUE PORTFOLIO
2002  Lowest contract charges        10,066    9.365069         94,270              --                --           (28.02)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        10,350   13.011007        134,659              --                  0.12%       (3.15)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS AMERICAN OPPORTUNITIES PORTFOLIO
2002  Lowest contract charges       105,212   13.607641      1,431,680              --                  0.68%      (21.56)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       113,056   17.347667      1,961,261              --                  0.25%      (29.47)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS BALANCED GROWTH PORTFOLIO
2002  Lowest contract charges        28,000   12.642665        353,996              --                  2.70%      (11.49)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        24,637   14.283544        351,907              --                  2.92%        1.21%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS CAPITAL OPPORTUNITIES PORTFOLIO
2002  Lowest contract charges        21,232    6.223411        132,133              --                --           (43.82)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        22,388   11.077661        248,001              --                --           (36.98)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS DEVELOPING GROWTH PORTFOLIO
2002  Lowest contract charges        11,639   10.667202        124,161              --                --           (27.73)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        15,692   14.760751        231,630              --                  1.08%      (25.49)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS DIVERSIFIED INCOME PORTFOLIO
2002  Lowest contract charges        55,699   10.806902        601,930              --                  4.92%        8.67%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        53,375    9.944536        530,786              --                  6.90%       (4.06)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
MORGAN STANLEY SELECT DIMENSIONS DIVIDEND GROWTH PORTFOLIO
2002  Lowest contract charges       168,509  $10.984402    $ 1,850,967              --                  1.93%      (17.92)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       175,379   13.382770      2,347,063              --                  1.77%       (5.45)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS GLOBAL EQUITY PORTFOLIO
2002  Lowest contract charges        60,764    9.939417        603,959              --                  0.08%      (17.37)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        68,771   12.028929        827,247              --                  0.71%      (17.22)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS GROWTH PORTFOLIO
2002  Lowest contract charges        19,834    9.769666        193,771              --                --           (27.84)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        26,239   13.539343        355,255              --                --           (15.23)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS MONEY MARKET PORTFOLIO
2002  Lowest contract charges       820,663    1.269121      1,041,520              --                  1.34%        1.34%
      Highest contract charges          100   12.834847          1,284              --                  2.85%        2.09%
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       972,877    1.252325      1,218,358              --                  3.70%        3.85%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS UTILITIES PORTFOLIO
2002  Lowest contract charges        16,265   12.586473        204,722              --                  3.09%      (20.37)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        24,194   15.805870        382,408              --                  2.21%      (25.51)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
MORGAN STANLEY SELECT DIMENSIONS VALUE-ADDED MARKET PORTFOLIO
2002  Lowest contract charges        27,971   13.458791        376,456              --                  1.20%      (15.97)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        30,139   16.016697        482,734              --                  0.91%       (1.83)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
2002  Lowest contract charges        68,376   12.681507        867,108              --                  0.74%        9.16%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges         7,308   11.617169         84,902              --                --             6.73%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-62 ____________________________________

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
PUTNAM VT DIVERSIFIED INCOME FUND
2002  Lowest contract charges       156,465  $15.495559    $ 2,424,514              --                  8.92%        6.20%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       173,740   14.591286      2,535,091              --                  7.04%        3.82%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
2002  Lowest contract charges       171,870   16.745232      2,878,003              --                  2.07%      (12.36)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       194,223   19.107423      3,711,102              --                  1.16%       (8.35)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT GLOBAL EQUITY FUND
2002  Lowest contract charges       345,434   12.894160      4,454,087              --                  0.33%      (22.16)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       414,773   16.565013      6,870,713              --                --           (29.66)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT GROWTH AND INCOME FUND
2002  Lowest contract charges     1,120,364   19.855302     22,245,164              --                  2.40%      (18.79)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     1,256,998   24.448731     30,732,015              --                  1.66%       (6.16)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT GROWTH OPPORTUNITIES FUND
2002  Lowest contract charges        23,349    3.524438         82,291              --                --           (29.38)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        18,161    4.990598         90,635              --                --           (31.92)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT HEALTH SCIENCES FUND
2002  Lowest contract charges        64,597    9.398432        607,113              --                  0.08%      (20.21)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        95,432   11.778483      1,124,043              --                  0.04%      (19.53)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT HIGH YIELD FUND
2002  Lowest contract charges       180,708   14.394905      2,601,277              --                 12.94%       (0.54)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       208,333   14.472655      3,015,134              --                 14.06%        3.87%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
PUTNAM VT INCOME FUND
2002  Lowest contract charges       193,416  $17.849113    $ 3,452,310              --                  4.08%        8.09%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       136,268   16.512627      2,250,148              --                  6.57%        7.53%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
2002  Lowest contract charges        64,411   11.491612        740,188              --                  0.73%      (13.67)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        72,674   13.311451        967,402              --                  1.16%      (20.67)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT INTERNATIONAL GROWTH FUND
2002  Lowest contract charges       107,426   13.123486      1,409,810              --                  0.90%      (17.52)%
      Highest contract charges          192    7.174953          1,379              --                  1.46%       (9.63)%
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        90,661   15.910584      1,442,463              --                  0.38%      (20.41)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
2002  Lowest contract charges        68,213    8.904884        607,426              --                  0.96%      (13.46)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        78,187   10.289959        804,544              --                --           (28.52)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT INVESTORS FUND
2002  Lowest contract charges       177,022    7.044133      1,246,964              --                  0.43%      (23.68)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       202,189    9.229757      1,866,157              --                  0.09%      (24.61)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT MONEY MARKET FUND
2002  Lowest contract charges     2,611,021    1.438812      3,756,769              --                  1.43%        1.46%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges     1,983,242    1.418147      2,812,529              --                  3.90%        4.00%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT NEW OPPORTUNITIES FUND
2002  Lowest contract charges       516,551   15.020269      7,758,732              --                --           (30.29)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       617,402   21.548010     13,303,776              --                --           (29.99)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-64 ____________________________________

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
PUTNAM VT NEW VALUE FUND
2002  Lowest contract charges       113,872  $13.446851    $ 1,531,215              --                  4.20%      (15.44)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       118,570   15.901590      1,885,454              --                  0.89%        3.61%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT OTC & EMERGING GROWTH FUND
2002  Lowest contract charges        74,312    4.132761        307,112              --                --           (32.06)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        53,961    6.082943        328,239              --                --           (45.57)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT RESEARCH FUND
2002  Lowest contract charges        75,276    9.961695        749,872              --                  0.82%      (22.06)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        87,422   12.780817      1,117,329              --                  0.39%      (18.62)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT SMALL CAP VALUE FUND
2002  Lowest contract charges        47,202   13.438856        634,347              --                  1.13%      (18.06)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        35,417   16.401114        580,885              --                --            18.42%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
2002  Lowest contract charges       137,579   10.414377      1,432,803              --                  1.97%       (8.57)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        76,071   11.390190        866,462              --                  2.54%        0.74%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT UTILITIES GROWTH AND INCOME FUND
2002  Lowest contract charges       100,425   15.367282      1,543,267              --                  3.76%      (23.83)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       117,481   20.175624      2,370,250              --                  3.14%      (22.15)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
PUTNAM VT VISTA FUND
2002  Lowest contract charges        98,174   10.022314        983,928              --                --           (30.38)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       101,961   14.395231      1,467,746              --                --           (33.40)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                                   INVESTMENT
                                                UNIT         CONTRACT             EXPENSE            INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY          RATIO*            RATIO**     RETURN***
                                 ----------  -----------  --------------  -----------------------  ----------  -----------
PUTNAM VT VOYAGER FUND
2002  Lowest contract charges       635,753  $19.062700    $12,119,163              --                  0.90%      (26.34)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges       740,197   25.877868     19,154,709              --                  0.12%      (22.24)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO
2002  Lowest contract charges        16,588    6.402052        106,195              --                  0.51%      (29.33)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
2001  Lowest contract charges        18,548    9.058995        168,025              --                  0.22%      (20.42)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
2002  Lowest contract charges         3,639    9.761485         35,526              --                  1.80%      (13.19)%
      Highest contract charges       --          --            --                   --                --           --
      Remaining contract
      charges                        --          --            --                   --                --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-66 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.